Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Class/Ticker
A/FAFAX	M/FTAFX	C/FCAFX	I/FIAFX	Z/FIJUX
Fidelity Advisor Freedom® 2005 Fund
Class/Ticker
A/FFAVX	M/FFTVX	C/FCFVX	I/FFIVX	Z/FIJHX
Fidelity Advisor Freedom® 2010 Fund
Class/Ticker
A/FACFX	M/FCFTX	C/FCFCX	I/FCIFX	Z/FIJJX
Fidelity Advisor Freedom® 2015 Fund
Class/Ticker
A/FFVAX	M/FFVTX	C/FFVCX	I/FFVIX	Z/FIJKX
Fidelity Advisor Freedom® 2020 Fund
Class/Ticker
A/FDAFX	M/FDTFX	C/FDCFX	I/FDIFX	Z/FIJLX
Fidelity Advisor Freedom® 2025 Fund
Class/Ticker
A/FATWX	M/FTTWX	C/FCTWX	I/FITWX	Z/FIJMX
Fidelity Advisor Freedom® 2030 Fund
Class/Ticker
A/FAFEX	M/FTFEX	C/FCFEX	I/FEFIX	Z/FIJNX
Fidelity Advisor Freedom® 2035 Fund
Class/Ticker
A/FATHX	M/FTTHX	C/FCTHX	I/FITHX	Z/FIJOX
Fidelity Advisor Freedom® 2040 Fund
Class/Ticker
A/FAFFX	M/FTFFX	C/FCFFX	I/FIFFX	Z/FIJPX
Fidelity Advisor Freedom® 2045 Fund
Class/Ticker
A/FFFZX	M/FFFTX	C/FFFJX	I/FFFIX	Z/FIJQX
Fidelity Advisor Freedom® 2050 Fund
Class/Ticker
A/FFFLX	M/FFFQX	C/FFFYX	I/FFFPX	Z/FIJRX
Fidelity Advisor Freedom® 2055 Fund
Class/Ticker
A/FHFAX	M/FHFTX	C/FHFCX	I/FHFIX	Z/FIJSX
Fidelity Advisor Freedom® 2060 Fund
Class/Ticker
A/FDKPX	M/FDKTX	C/FDKSX	I/FDKQX	Z/FIJTX
Fidelity Advisor Freedom® 2065 Fund
Class/Ticker
A/FDFZX	M/FDFVX	C/FDFYX	I/FDFSX	Z/FDFQX

Prospectus

May 28, 2022

As Revised July 15, 2022

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® Income Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.47%	0.47%	0.47%	0.47%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.72%	0.97%	1.47%	0.47%	0.42%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$644	$644	$445	$445	$250	$150	$48	$48	$43	$43
3 years	$792	$792	$648	$648	$465	$465	$151	$151	$135	$135
5 years	$953	$953	$868	$868	$803	$803	$263	$263	$235	$235
10 years	$1,418	$1,418	$1,498	$1,498	$1,554	$1,554	$591	$591	$530	$530

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a stable neutral asset allocation strategy. A revised neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in inflation-protected bond funds, and 10% in short-term funds) is expected to take effect by the end of the third quarter of 2022. Fidelity Management & Research Company LLC (the Adviser) has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Income Risk. A low or negative interest rate environment can adversely affect an underlying fund’s yield.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	6.31%	June 30, 2020
Lowest Quarter Return	(4.78)%	March 31, 2020
Year-to-Date Return	(4.24)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	(3.01)%	4.27%	3.90%	—
Return After Taxes on Distributions	(4.51)%	2.90%	2.67%	—
Return After Taxes on Distributions and Sale of Fund Shares	(1.35)%	2.90%	2.65%	—
Class M - Return Before Taxes	(0.96)%	4.50%	3.88%	—
Class C - Return Before Taxes	1.06%	4.70%	3.89%	—
Class I - Return Before Taxes	3.12%	5.77%	4.77%	—
Class Z - Return Before Taxes	3.18%	6.40%(a)	—	October 2, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Fidelity Freedom Income Composite Index℠ (reflects no deduction for fees or expenses)	3.09%	5.71%	4.69%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2005 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.47%	0.47%	0.47%	0.47%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.72%	0.97%	1.47%	0.47%	0.42%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$644	$644	$445	$445	$250	$150	$48	$48	$43	$43
3 years	$792	$792	$648	$648	$465	$465	$151	$151	$135	$135
5 years	$953	$953	$868	$868	$803	$803	$263	$263	$235	$235
10 years	$1,418	$1,418	$1,498	$1,498	$1,554	$1,554	$591	$591	$530	$530

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2005. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
50
45
40
35
30
25
20
15
10
5
0
5
10
15
20
25
Years to Retirement
Years in Retirement
U.S. Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Income Risk. A low or negative interest rate environment can adversely affect an underlying fund’s yield.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	7.40%	June 30, 2020
Lowest Quarter Return	(6.22)%	March 31, 2020
Year-to-Date Return	(4.40)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	(2.38)%	5.10%	5.01%	—
Return After Taxes on Distributions	(4.35)%	3.33%	3.53%	—
Return After Taxes on Distributions and Sale of Fund Shares	(0.64)%	3.53%	3.52%	—
Class M - Return Before Taxes	(0.26)%	5.36%	5.00%	—
Class C - Return Before Taxes	1.84%	5.58%	5.00%	—
Class I - Return Before Taxes	3.82%	6.64%	5.90%	—
Class Z - Return Before Taxes	3.92%	6.89%(a)	—	October 2, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees or expenses)	3.80%	6.56%	5.98%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2010 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.49%	0.49%	0.49%	0.49%	0.44%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.74%	0.99%	1.49%	0.49%	0.44%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$646	$646	$447	$447	$252	$152	$50	$50	$45	$45
3 years	$798	$798	$654	$654	$471	$471	$157	$157	$141	$141
5 years	$963	$963	$878	$878	$813	$813	$274	$274	$246	$246
10 years	$1,441	$1,441	$1,521	$1,521	$1,576	$1,576	$616	$616	$555	$555

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.10%	June 30, 2020
Lowest Quarter Return	(8.35)%	March 31, 2020
Year-to-Date Return	(4.82)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	(0.91)%	6.26%	6.11%	—
Return After Taxes on Distributions	(3.25)%	4.25%	4.40%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.45%	4.42%	4.38%	—
Class M - Return Before Taxes	1.18%	6.49%	6.09%	—
Class C - Return Before Taxes	3.41%	6.71%	6.10%	—
Class I - Return Before Taxes	5.40%	7.80%	7.00%	—
Class Z - Return Before Taxes	5.55%	7.99%(a)	—	October 2, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Fidelity Freedom 2010 Composite Index℠ (reflects no deduction for fees or expenses)	5.40%	7.70%	7.22%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2015 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.53%	0.53%	0.53%	0.53%	0.47%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.01%(b)	0.01%(b)	0.01%(b)	0.01%(b)	0.00%
Total annual operating expenses(a)	0.79%	1.04%	1.54%	0.54%	0.47%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$651	$651	$452	$452	$257	$157	$55	$55	$48	$48
3 years	$813	$813	$669	$669	$486	$486	$173	$173	$151	$151
5 years	$989	$989	$904	$904	$839	$839	$302	$302	$263	$263
10 years	$1,497	$1,497	$1,577	$1,577	$1,632	$1,632	$677	$677	$591	$591

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	10.73%	June 30, 2020
Lowest Quarter Return	(10.45)%	March 31, 2020
Year-to-Date Return	(5.24)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	0.58%	7.38%	6.84%	—
Return After Taxes on Distributions	(2.12)%	5.09%	4.98%	—
Return After Taxes on Distributions and Sale of Fund Shares	1.53%	5.27%	4.95%	—
Class M - Return Before Taxes	2.81%	7.61%	6.83%	—
Class C - Return Before Taxes	5.03%	7.86%	6.83%	—
Class I - Return Before Taxes	7.03%	8.93%	7.74%	—
Class Z - Return Before Taxes	7.13%	9.02%(a)	—	October 2, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Fidelity Freedom 2015 Composite Index℠ (reflects no deduction for fees or expenses)	7.04%	8.84%	8.01%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2020 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.58%	0.58%	0.58%	0.58%	0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	0.83%	1.08%	1.58%	0.58%	0.51%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$655	$655	$456	$456	$261	$161	$59	$59	$52	$52
3 years	$825	$825	$681	$681	$499	$499	$186	$186	$164	$164
5 years	$1,009	$1,009	$925	$925	$860	$860	$324	$324	$285	$285
10 years	$1,541	$1,541	$1,621	$1,621	$1,677	$1,677	$726	$726	$640	$640

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.25%	June 30, 2020
Lowest Quarter Return	(12.36)%	March 31, 2020
Year-to-Date Return	(5.73)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	2.10%	8.33%	7.59%	—
Return After Taxes on Distributions	(0.77)%	6.11%	5.79%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.49%	6.03%	5.58%	—
Class M - Return Before Taxes	4.27%	8.58%	7.57%	—
Class C - Return Before Taxes	6.61%	8.82%	7.58%	—
Class I - Return Before Taxes	8.63%	9.90%	8.49%	—
Class Z - Return Before Taxes	8.75%	10.05%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Fidelity Freedom 2020 Composite Index℠ (reflects no deduction for fees or expenses)	8.68%	9.82%	8.80%

(a)Since inception October 2, 2018.

Effective October 1, 2021, the fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index rather than the S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2025 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.62%	0.62%	0.62%	0.62%	0.54%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.87%	1.12%	1.62%	0.62%	0.54%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$659	$659	$460	$460	$265	$165	$63	$63	$55	$55
3 years	$837	$837	$694	$694	$511	$511	$199	$199	$173	$173
5 years	$1,029	$1,029	$945	$945	$881	$881	$346	$346	$302	$302
10 years	$1,586	$1,586	$1,665	$1,665	$1,721	$1,721	$774	$774	$677	$677

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.33%	June 30, 2020
Lowest Quarter Return	(13.81)%	March 31, 2020
Year-to-Date Return	(5.94)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	3.25%	9.10%	8.46%	—
Return After Taxes on Distributions	0.65%	7.03%	6.70%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.95%	6.67%	6.31%	—
Class M - Return Before Taxes	5.51%	9.36%	8.45%	—
Class C - Return Before Taxes	7.70%	9.57%	8.45%	—
Class I - Return Before Taxes	9.79%	10.67%	9.37%	—
Class Z - Return Before Taxes	9.94%	10.77%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	9.85%	10.59%	9.80%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2030 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.66%	0.66%	0.66%	0.66%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	0.91%	1.16%	1.66%	0.66%	0.58%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$663	$663	$464	$464	$269	$169	$67	$67	$59	$59
3 years	$848	$848	$706	$706	$523	$523	$211	$211	$186	$186
5 years	$1,050	$1,050	$966	$966	$902	$902	$368	$368	$324	$324
10 years	$1,630	$1,630	$1,710	$1,710	$1,766	$1,766	$822	$822	$726	$726

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.07%	June 30, 2020
Lowest Quarter Return	(15.91)%	March 31, 2020
Year-to-Date Return	(6.11)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	4.44%	10.25%	9.26%	—
Return After Taxes on Distributions	1.76%	8.09%	7.47%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.69%	7.60%	7.00%	—
Class M - Return Before Taxes	6.69%	10.51%	9.25%	—
Class C - Return Before Taxes	9.06%	10.75%	9.25%	—
Class I - Return Before Taxes	11.16%	11.86%	10.19%	—
Class Z - Return Before Taxes	11.18%	11.51%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2030 Composite Index℠ (reflects no deduction for fees or expenses)	11.17%	11.78%	10.68%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2035 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.70%	0.70%	0.70%	0.70%	0.61%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.01%(b)	0.01%(b)	0.01%(b)	0.01%(b)	0.00%
Total annual operating expenses(a)	0.96%	1.21%	1.71%	0.71%	0.61%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$667	$667	$469	$469	$274	$174	$73	$73	$62	$62
3 years	$863	$863	$721	$721	$539	$539	$227	$227	$195	$195
5 years	$1,075	$1,075	$992	$992	$928	$928	$395	$395	$340	$340
10 years	$1,685	$1,685	$1,765	$1,765	$1,821	$1,821	$883	$883	$762	$762

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.51%	June 30, 2020
Lowest Quarter Return	(19.12)%	March 31, 2020
Year-to-Date Return	(6.41)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	7.08%	11.69%	10.34%	—
Return After Taxes on Distributions	4.34%	9.52%	8.54%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.28%	8.78%	7.92%	—
Class M - Return Before Taxes	9.36%	11.94%	10.32%	—
Class C - Return Before Taxes	11.73%	12.17%	10.33%	—
Class I - Return Before Taxes	13.90%	13.31%	11.27%	—
Class Z - Return Before Taxes	14.04%	12.85%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2035 Composite Index℠ (reflects no deduction for fees or expenses)	14.02%	13.23%	11.89%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2040 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$208	$208
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$362	$362
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$810	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.75%	June 30, 2020
Lowest Quarter Return	(20.68)%	March 31, 2020
Year-to-Date Return	(6.56)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	9.04%	12.37%	10.72%	—
Return After Taxes on Distributions	6.14%	10.19%	8.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.52%	9.32%	8.24%	—
Class M - Return Before Taxes	11.31%	12.61%	10.70%	—
Class C - Return Before Taxes	13.81%	12.86%	10.71%	—
Class I - Return Before Taxes	15.89%	13.99%	11.65%	—
Class Z - Return Before Taxes	16.08%	13.77%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2040 Composite Index℠ (reflects no deduction for fees or expenses)	16.17%	13.97%	12.32%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2045 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$208	$208
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$362	$362
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$810	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.87%	June 30, 2020
Lowest Quarter Return	(20.69)%	March 31, 2020
Year-to-Date Return	(6.52)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	8.99%	12.36%	10.81%	—
Return After Taxes on Distributions	6.16%	10.27%	9.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.45%	9.33%	8.33%	—
Class M - Return Before Taxes	11.34%	12.62%	10.80%	—
Class C - Return Before Taxes	13.84%	12.86%	10.80%	—
Class I - Return Before Taxes	15.88%	13.99%	11.75%	—
Class Z - Return Before Taxes	16.12%	13.78%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2045 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.97%	12.40%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2050 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$208	$208
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$362	$362
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$810	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.74%	June 30, 2020
Lowest Quarter Return	(20.62)%	March 31, 2020
Year-to-Date Return	(6.58)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	9.05%	12.37%	10.87%	—
Return After Taxes on Distributions	6.26%	10.32%	9.13%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.46%	9.35%	8.39%	—
Class M - Return Before Taxes	11.34%	12.61%	10.85%	—
Class C - Return Before Taxes	13.73%	12.84%	10.86%	—
Class I - Return Before Taxes	15.95%	13.98%	11.81%	—
Class Z - Return Before Taxes	15.99%	13.76%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2050 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.97%	12.46%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2055 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$208	$208
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$362	$362
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$810	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.73%	June 30, 2020
Lowest Quarter Return	(20.65)%	March 31, 2020
Year-to-Date Return	(6.56)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years	Inception Date
Class A - Return Before Taxes	9.01%	12.37%	10.95%	—
Return After Taxes on Distributions	6.29%	10.48%	9.47%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.40%	9.39%	8.57%	—
Class M - Return Before Taxes	11.34%	12.61%	10.94%	—
Class C - Return Before Taxes	13.81%	12.84%	10.94%	—
Class I - Return Before Taxes	15.94%	13.98%	11.89%	—
Class Z - Return Before Taxes	16.11%	13.78%(a)	—	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Fidelity Freedom 2055 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.97%	12.60%

(a)Since inception October 2, 2018.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2060 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$208	$208
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$362	$362
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$810	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.74%	June 30, 2020
Lowest Quarter Return	(20.72)%	March 31, 2020
Year-to-Date Return	(6.62)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Life of class(a)	Inception Date
Class A - Return Before Taxes	9.07%	12.36%	9.55%	August 5, 2014
Return After Taxes on Distributions	6.55%	10.65%	8.11%	August 5, 2014
Return After Taxes on Distributions and Sale of Fund Shares	6.34%	9.42%	7.27%	August 5, 2014
Class M - Return Before Taxes	11.29%	12.59%	9.62%	August 5, 2014
Class C - Return Before Taxes	13.75%	12.84%	9.60%	August 5, 2014
Class I - Return Before Taxes	15.87%	13.98%	10.70%	August 5, 2014
Class Z - Return Before Taxes	16.03%	—	13.76%	October 2, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	15.27%
Fidelity Freedom 2060 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.97%	10.87%

(a)From August 5, 2014 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since August 2014.

Brett Sumsion (co-manager) has managed the fund since August 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2065 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 89 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$208	$208
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$362	$362
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$810	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.72%	June 30, 2020
Lowest Quarter Return	(20.69)%	March 31, 2020
Year-to-Date Return	(6.61)%	March 31, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class A - Return Before Taxes	9.08%	13.92%
Return After Taxes on Distributions	7.00%	12.50%
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	10.48%
Class M - Return Before Taxes	11.31%	14.68%
Class C - Return Before Taxes	13.74%	15.74%
Class I - Return Before Taxes	15.91%	16.92%
Class Z - Return Before Taxes	16.06%	17.04%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	23.24%
Fidelity Freedom 2065 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	16.69%

(a)From June 28, 2019

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, Fidelity Advisor Freedom® 2060 Fund, and Fidelity Advisor Freedom® 2065 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

The Adviser invests each fund's assets primarily in a combination of Fidelity® funds: U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Advisor Freedom® Income Fund) according to a neutral asset allocation strategy that adjusts over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Advisor Freedom® 2065 Fund, which is designed for investors planning to retire around the year 2065 and at or around age 65, has a neutral asset allocation, with a substantial portion of its assets invested in U.S. equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Advisor Freedom® 2005 Fund, which has reached its target retirement year, has a neutral asset allocation, with a modest portion of its assets invested in U.S. equity and international equity funds and a substantial portion of its assets invested in bond funds and short-term funds.

Fidelity Advisor Freedom® Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds, but also includes an allocation to U.S. equity funds and international equity funds.

The neutral asset allocation shown in the glide path in each fund summary (except Fidelity Advisor Freedom® Income Fund) depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds and represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease a fund's asset class exposures relative to its neutral asset allocation by up to 10% for equity funds, bond funds and short-term funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. At no time, however, will a fund's investments in equity funds exceed 99%. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to-middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

The Adviser may buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund's allocation in one or more asset classes. Cash and other short-term instruments used to collateralize futures contracts are included in the short-term funds asset class.

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook were to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10% from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to U.S. and/or international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying U.S. and/or international equity funds and/or short-term funds.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Advisor Freedom® Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation (except Fidelity Advisor Freedom® Income Fund) is expected to change over time. The funds' actual asset allocations may differ from this illustration. The Adviser may modify each fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for each fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.

When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds. Although the underlying Fidelity® funds are categorized generally as U.S. equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of international and U.S. issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each Fidelity Advisor Freedom® Fund will purchase Class I shares of any underlying Fidelity® fund that offers Advisor classes of shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time. Visit each fund’s website for more information about the fund’s approximate asset allocation to each underlying Fidelity® fund. The Adviser may change these allocations over time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' statement of additional information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus. A copy of any underlying Fidelity® fund's prospectus is available at www.fidelity.com or institutional.fidelity.com.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The Adviser will continue to invest each fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loans. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities. Some countries experience low or negative interest rates from time to time, which may magnify interest rate risk for the market as a whole and for a fund. The discontinuation and replacement of London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) and other benchmark rates may have a significant impact on the financial markets and may adversely impact a fund’s performance.

Income Risk. An underlying fund’s income, or yield, is based on short-term interest rates, which can fluctuate significantly over short periods. A low or negative interest rate environment can adversely affect an underlying fund’s yield and, depending on its duration and severity, could prevent an underlying fund from providing a positive yield and/or maintaining a stable $1.00 share price. In addition, an underlying fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. From time to time, the Adviser may reimburse expenses or waive fees for a class of an underlying fund in order to avoid a negative yield, but there is no guarantee that the class or fund will be able to avoid a negative yield.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Currency Exposure. Because an underlying fund is normally heavily exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging markets countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the underlying fund's investment performance.

Special Considerations regarding China. The Chinese economy is dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. The willingness and ability of the Chinese government to support the Chinese economy and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China's key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE's arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. Thus, limiting the remedies and rights of investors such as the fund. If these risks materialize, the value of investments in VIEs could be adversely affected and a fund could incur significant losses with no recourse available.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of Real Estate Investment Trusts (REITs) can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. An underlying fund may invest a portion of its assets in a wholly-owned subsidiary (the Subsidiary). The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the component securities. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

Passive Management Risk. Some of the underlying funds in which each fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an underlying index fund’s index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

Leverage Risk. Derivatives and forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity-linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on an underlying fund.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject an underlying fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that are tailored to the issuing banking institution and its regulatory requirements. Contingent convertibles may have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Contingent convertibles will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. In the event of liquidation, dissolution or winding-up of an issuer prior to a conversion, the rights and claims of the holders of the contingent convertibles against the issuer will generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the contingent convertibles are converted into the issuer's underlying equity securities following a conversion event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of a fund.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity’s managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z:

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

A fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

A fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class’s prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Conversion Feature. After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of this prospectus. A fund will permit an intermediary to transition Class C shares to Class A shares of the same fund, regardless of holding period, if the intermediary is unable to administer this conversion policy. Such transitions to Class A shares will be made at NAV minus any applicable CDSC.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the SAI or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of each fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of each fund, including any class expenses and features, can be found in the applicable class’s prospectus. Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of shares.
  Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Combination with Fidelity Advisor Freedom® Income Fund. Each fund may be combined with Fidelity Advisor Freedom® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Advisor Freedom® Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Advisor Freedom® Income Fund normally pays dividends monthly (except January) and capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by each fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2021, the Adviser had approximately $3.6 trillion in discretionary assets under management, and approximately $4.5 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund and is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since June 2011 (other than Fidelity Advisor Freedom® 2060 Fund and Fidelity Advisor Freedom® 2065 Fund). He has managed Fidelity Advisor Freedom® 2060 Fund since August 2014 and Fidelity Advisor Freedom® 2065 Fund since June 2019. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014 (other than Fidelity Advisor Freedom® 2060 Fund and Fidelity Advisor Freedom® 2065 Fund). He has managed Fidelity Advisor Freedom® 2060 Fund since August 2014 and Fidelity Advisor Freedom® 2065 Fund since June 2019. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each class of each fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class that is set by referring to the fund’s target date such that the management fees applicable to each class of the fund are reduced as the fund approaches, and then passes, its target date.

A different all-inclusive management fee rate is applicable to each class of a fund. The difference between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with limited exceptions.

The management fee, as a percentage of each class's average net assets, for the fiscal year ended March 31, 2022, for Class A, Class M, Class C, Class I, and Class Z of each fund is shown in the following table.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Freedom® Income Fund	0.47%	0.47%	0.47%	0.47%	0.42%
Fidelity Advisor Freedom® 2005 Fund	0.47%	0.47%	0.47%	0.47%	0.42%
Fidelity Advisor Freedom® 2010 Fund	0.50%	0.50%	0.50%	0.50%	0.44%
Fidelity Advisor Freedom® 2015 Fund	0.54%	0.54%	0.54%	0.54%	0.48%
Fidelity Advisor Freedom® 2020 Fund	0.58%	0.58%	0.58%	0.58%	0.51%
Fidelity Advisor Freedom® 2025 Fund	0.63%	0.63%	0.63%	0.63%	0.55%
Fidelity Advisor Freedom® 2030 Fund	0.67%	0.67%	0.67%	0.67%	0.58%
Fidelity Advisor Freedom® 2035 Fund	0.71%	0.71%	0.71%	0.71%	0.62%
Fidelity Advisor Freedom® 2040 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2045 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2050 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2055 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2060 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2065 Fund	0.75%	0.75%	0.75%	0.75%	0.64%

Effective April 1, 2022, the management fee, as a percentage of each class's average net assets, for each fund is set forth in the table below.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Freedom® Income Fund	0.47%	0.47%	0.47%	0.47%	0.42%
Fidelity Advisor Freedom® 2005 Fund	0.47%	0.47%	0.47%	0.47%	0.42%
Fidelity Advisor Freedom® 2010 Fund	0.49%	0.49%	0.49%	0.49%	0.44%
Fidelity Advisor Freedom® 2015 Fund	0.53%	0.53%	0.53%	0.53%	0.47%
Fidelity Advisor Freedom® 2020 Fund	0.58%	0.58%	0.58%	0.58%	0.50%
Fidelity Advisor Freedom® 2025 Fund	0.62%	0.62%	0.62%	0.62%	0.54%
Fidelity Advisor Freedom® 2030 Fund	0.66%	0.66%	0.66%	0.66%	0.57%
Fidelity Advisor Freedom® 2035 Fund	0.70%	0.70%	0.70%	0.70%	0.61%
Fidelity Advisor Freedom® 2040 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2045 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2050 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2055 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2060 Fund	0.75%	0.75%	0.75%	0.75%	0.64%
Fidelity Advisor Freedom® 2065 Fund	0.75%	0.75%	0.75%	0.75%	0.64%

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2021.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares. This compensation may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I and Class Z shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
  Finder's fees (not applicable to Class C, Class I, and Class Z shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary.

These payments are described in more detail in this section and in the SAI. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a)The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)Purchases of $10.00 or less will not pay a sales charge.

(c)Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a)The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)Purchases of $10.00 or less will not pay a sales charge.

(c)Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

  Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
  Purchased for an insurance company separate account.
  Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
  Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
  Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.
  Purchased for an employer-sponsored health savings account.
  (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.
  Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

  For disability or death.
  From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.
  For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.
  Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
  (Applicable to Class A and Class M only) Held by insurance company separate accounts.
  (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
  (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).
  (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to each Class M plan, Class M pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, or Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its revenues, including management fees paid to the Adviser by Class A, Class M, and Class C, as well as its past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class M, and Class C.

Class I and Class Z of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its revenues, including management fees paid to the Adviser by Class I and Class Z, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I's and Class Z's Distribution and Service Plan were considered to be paid out of Class I's and Class Z's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.50	$10.76	$11.01	$10.94
Income from Investment Operations
Net investment income (loss)A,B	.24	.09	.18	.20	.15
Net realized and unrealized gain (loss)	(.34)	1.30	(.06)C	.12	.34
Total from investment operations	(.10)	1.39	.12	.32	.49
Distributions from net investment income	(.23)	(.11)	(.18)	(.19)	(.15)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.57)	(.40)D	(.38)	(.57)	(.42)D
Net asset value, end of period	$10.82	$11.49	$10.50	$10.76	$11.01
Total ReturnE,F	(1.04)%	13.41%	1.04%C	3.14%	4.47%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.72%	.72%	.72%	.71%I	.63%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.71%I	.63%
Expenses net of all reductions	.72%	.72%	.72%	.71%I	.63%
Net investment income (loss)	2.11%	.80%	1.64%	1.84%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$75,687	$73,935	$61,807	$69,817	$76,141
Portfolio turnover rateJ	47%	29%	25%	36%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.93%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$10.49	$10.74	$11.00	$10.93
Income from Investment Operations
Net investment income (loss)A,B	.21	.06	.15	.17	.13
Net realized and unrealized gain (loss)	(.34)	1.30	(.04)C	.12	.33
Total from investment operations	(.13)	1.36	.11	.29	.46
Distributions from net investment income	(.21)	(.08)	(.16)	(.17)	(.13)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.55)	(.38)	(.36)	(.55)	(.39)
Net asset value, end of period	$10.79	$11.47	$10.49	$10.74	$11.00
Total ReturnD,E	(1.31)%	13.06%	.90%C	2.78%	4.22%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.97%	.96%H	.97%	.96%H	.89%
Expenses net of fee waivers, if any	.97%	.96%H	.97%	.96%H	.89%
Expenses net of all reductions	.97%	.96%H	.97%	.96%H	.89%
Net investment income (loss)	1.86%	.55%	1.39%	1.59%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$31,925	$36,006	$36,147	$38,059	$38,204
Portfolio turnover rateI	47%	29%	25%	36%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.79%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.47	$10.73	$10.98	$10.91
Income from Investment Operations
Net investment income (loss)A,B	.15	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(.33)	1.29	(.06)C	.12	.33
Total from investment operations	(.18)	1.30	.04	.24	.40
Distributions from net investment income	(.20)	(.04)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.53)D	(.34)	(.30)	(.49)	(.33)
Net asset value, end of period	$10.72	$11.43	$10.47	$10.73	$10.98
Total ReturnE,F	(1.75)%	12.49%	.30%C	2.35%	3.69%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.47%	1.47%	1.46%I	1.46%I	1.39%
Expenses net of fee waivers, if any	1.47%	1.47%	1.46%I	1.46%B,I	1.39%
Expenses net of all reductions	1.47%	1.46%	1.46%I	1.46%I	1.39%
Net investment income (loss)	1.36%	.05%	.89%	1.09%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$6,378	$8,255	$7,918	$8,915	$13,727
Portfolio turnover rateJ	47%	29%	25%	36%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.19%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$10.53	$10.79	$11.05	$10.98
Income from Investment Operations
Net investment income (loss)A,B	.27	.12	.21	.23	.18
Net realized and unrealized gain (loss)	(.34)	1.31	(.06)C	.11	.33
Total from investment operations	(.07)	1.43	.15	.34	.51
Distributions from net investment income	(.26)	(.13)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.60)	(.43)	(.41)	(.60)	(.44)
Net asset value, end of period	$10.86	$11.53	$10.53	$10.79	$11.05
Total ReturnD	(.80)%	13.72%	1.30%C	3.30%	4.70%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.46%G	.47%	.46%G	.39%
Expenses net of fee waivers, if any	.46%G	.46%G	.47%	.46%G	.39%
Expenses net of all reductions	.46%G	.46%G	.47%	.46%G	.39%
Net investment income (loss)	2.36%	1.05%	1.89%	2.09%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$79,536	$87,775	$83,215	$82,975	$83,723
Portfolio turnover rateH	47%	29%	25%	36%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom Income Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B,C	.28	.12	.21	.24
Net realized and unrealized gain (loss)	(.34)	1.31	(.05)D	.01
Total from investment operations	(.06)	1.43	.16	.25
Distributions from net investment income	(.27)	(.14)	(.22)	(.15)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.22)
Total distributions	(.61)	(.44)	(.42)	(.37)
Net asset value, end of period	$10.85	$11.52	$10.53	$10.79
Total ReturnE,F	(.75)%	13.72%	1.36%D	2.47%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.41%I	.42%	.42%	.42%J
Expenses net of fee waivers, if any	.41%I	.42%	.42%	.42%J
Expenses net of all reductions	.41%I	.42%	.42%	.42%J
Net investment income (loss)	2.41%	1.10%	1.94%	4.60%J
Supplemental Data
Net assets, end of period (000 omitted)	$7,064	$8,919	$3,128	$765
Portfolio turnover rateK	47%	29%	25%	36%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$10.85	$11.36	$11.92	$11.84
Income from Investment Operations
Net investment income (loss)A,B	.25	.10	.19	.21	.16
Net realized and unrealized gain (loss)	(.33)	1.64	(.16)	.14	.53
Total from investment operations	(.08)	1.74	.03	.35	.69
Distributions from net investment income	(.26)	(.11)	(.20)	(.22)	(.17)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.84)C	(.60)	(.54)	(.91)C	(.61)
Net asset value, end of period	$11.07	$11.99	$10.85	$11.36	$11.92
Total ReturnD,E	(.90)%	16.31%	.04%	3.24%	5.87%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.72%	.72%	.72%	.73%	.66%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.73%	.66%
Expenses net of all reductions	.72%	.71%	.72%	.73%	.66%
Net investment income (loss)	2.07%	.81%	1.62%	1.80%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$64,023	$76,060	$74,103	$86,981	$101,642
Portfolio turnover rateH	45%	31%	28%	28%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$10.83	$11.35	$11.91	$11.83
Income from Investment Operations
Net investment income (loss)A,B	.22	.07	.16	.18	.13
Net realized and unrealized gain (loss)	(.32)	1.64	(.17)	.14	.53
Total from investment operations	(.10)	1.71	(.01)	.32	.66
Distributions from net investment income	(.23)	(.08)	(.17)	(.19)	(.14)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.82)	(.57)	(.51)	(.88)C	(.58)
Net asset value, end of period	$11.05	$11.97	$10.83	$11.35	$11.91
Total ReturnD,E	(1.13)%	16.06%	(.31)%	2.98%	5.64%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.96%H	.97%	.97%	.98%	.91%
Expenses net of fee waivers, if any	.96%H	.97%	.97%	.98%	.91%
Expenses net of all reductions	.96%H	.97%	.97%	.98%	.91%
Net investment income (loss)	1.82%	.56%	1.37%	1.55%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$20,760	$21,606	$22,480	$24,132	$25,730
Portfolio turnover rateI	45%	31%	28%	28%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$10.85	$11.35	$11.91	$11.81
Income from Investment Operations
Net investment income (loss)A,B	.16	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(.32)	1.64	(.16)	.13	.54
Total from investment operations	(.16)	1.65	(.06)	.25	.61
Distributions from net investment income	(.16)	(.02)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.74)C	(.51)	(.44)	(.81)C	(.51)
Net asset value, end of period	$11.09	$11.99	$10.85	$11.35	$11.91
Total ReturnD,E	(1.55)%	15.42%	(.70)%	2.35%	5.21%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.46%H	1.47%	1.47%	1.48%	1.41%
Expenses net of fee waivers, if any	1.46%H	1.47%	1.47%	1.48%	1.41%
Expenses net of all reductions	1.46%H	1.47%	1.47%	1.48%	1.41%
Net investment income (loss)	1.32%	.06%	.87%	1.05%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,051	$1,360	$1,642	$2,302	$5,867
Portfolio turnover rateI	45%	31%	28%	28%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$10.93	$11.45	$12.00	$11.92
Income from Investment Operations
Net investment income (loss)A,B	.28	.13	.22	.24	.19
Net realized and unrealized gain (loss)	(.33)	1.66	(.17)	.14	.54
Total from investment operations	(.05)	1.79	.05	.38	.73
Distributions from net investment income	(.29)	(.15)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.87)C	(.64)	(.57)	(.93)	(.65)C
Net asset value, end of period	$11.16	$12.08	$10.93	$11.45	$12.00
Total ReturnD	(.64)%	16.62%	.21%	3.53%	6.13%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.47%	.47%	.48%	.41%
Expenses net of fee waivers, if any	.46%G	.47%	.47%	.48%	.41%
Expenses net of all reductions	.46%G	.46%	.47%	.48%	.41%
Net investment income (loss)	2.32%	1.06%	1.87%	2.05%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$45,986	$54,932	$46,911	$49,013	$59,386
Portfolio turnover rateH	45%	31%	28%	28%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2005 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B,C	.28	.13	.22	.20
Net realized and unrealized gain (loss)	(.31)	1.64	(.16)	.01
Total from investment operations	(.03)	1.77	.06	.21
Distributions from net investment income	(.31)	(.15)	(.25)	(.26)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.39)
Total distributions	(.89)D	(.64)	(.59)	(.64)D
Net asset value, end of period	$11.09	$12.01	$10.88	$11.41
Total ReturnE,F	(.48)%	16.59%	.32%	2.09%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.42%	.41%I	.42%	.43%J
Expenses net of fee waivers, if any	.42%	.41%I	.42%	.43%J
Expenses net of all reductions	.42%	.41%I	.42%	.43%J
Net investment income (loss)	2.37%	1.11%	1.92%	3.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,885	$4,101	$2,851	$126
Portfolio turnover rateK	45%	31%	28%	28%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.97	$11.78	$12.42	$12.34
Income from Investment Operations
Net investment income (loss)A,B	.25	.10	.19	.21	.16
Net realized and unrealized gain (loss)	(.26)	2.18	(.31)	.15	.72
Total from investment operations	(.01)	2.28	(.12)	.36	.88
Distributions from net investment income	(.26)	(.11)	(.20)	(.21)	(.17)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(1.06)	(.72)	(.69)	(1.00)	(.80)C
Net asset value, end of period	$11.46	$12.53	$10.97	$11.78	$12.42
Total ReturnD,E	(.41)%	21.28%	(1.39)%	3.28%	7.18%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.76%	.77%	.77%H	.69%
Expenses net of fee waivers, if any	.75%	.76%	.77%	.77%H	.69%
Expenses net of all reductions	.75%	.76%	.77%	.77%H	.69%
Net investment income (loss)	2.06%	.81%	1.56%	1.75%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$137,046	$164,212	$162,920	$198,633	$230,553
Portfolio turnover rateI	37%	26%	23%	24%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.92	$11.73	$12.37	$12.30
Income from Investment Operations
Net investment income (loss)A,B	.22	.07	.15	.18	.13
Net realized and unrealized gain (loss)	(.26)	2.16	(.30)	.15	.71
Total from investment operations	(.04)	2.23	(.15)	.33	.84
Distributions from net investment income	(.24)	(.09)	(.17)	(.18)	(.15)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(1.03)C	(.69)C	(.66)	(.97)	(.77)
Net asset value, end of period	$11.39	$12.46	$10.92	$11.73	$12.37
Total ReturnD,E	(.63)%	20.90%	(1.63)%	3.06%	6.89%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.01%	1.02%	1.02%H	.94%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.02%H	.94%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.02%H	.94%
Net investment income (loss)	1.81%	.56%	1.31%	1.50%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$60,633	$69,654	$64,750	$71,679	$77,068
Portfolio turnover rateI	37%	26%	23%	24%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$10.87	$11.66	$12.29	$12.22
Income from Investment Operations
Net investment income (loss)A,B	.16	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(.27)	2.16	(.30)	.14	.70
Total from investment operations	(.11)	2.17	(.20)	.26	.77
Distributions from net investment income	(.18)	(.02)	(.10)	(.11)	(.08)
Distributions from net realized gain	(.80)	(.60)	(.49)	(.78)	(.62)
Total distributions	(.97)C	(.62)	(.59)	(.89)	(.70)
Net asset value, end of period	$11.34	$12.42	$10.87	$11.66	$12.29
Total ReturnD,E	(1.19)%	20.36%	(2.02)%	2.45%	6.37%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.50%	1.51%	1.51%H	1.52%H	1.44%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%H	1.52%H	1.44%
Expenses net of all reductions	1.50%	1.51%	1.51%H	1.52%H	1.44%
Net investment income (loss)	1.31%	.06%	.81%	1.00%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,335	$6,544	$8,343	$10,765	$26,227
Portfolio turnover rateI	37%	26%	23%	24%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$11.02	$11.82	$12.47	$12.40
Income from Investment Operations
Net investment income (loss)A,B	.29	.13	.22	.24	.19
Net realized and unrealized gain (loss)	(.28)	2.19	(.30)	.14	.72
Total from investment operations	.01	2.32	(.08)	.38	.91
Distributions from net investment income	(.30)	(.15)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(1.09)C	(.76)	(.72)	(1.03)C	(.84)C
Net asset value, end of period	$11.50	$12.58	$11.02	$11.82	$12.47
Total ReturnD	(.21)%	21.50%	(1.04)%	3.50%	7.39%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%	.51%	.52%	.52%G	.45%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.52%G	.45%
Expenses net of all reductions	.50%	.51%	.52%	.52%G	.45%
Net investment income (loss)	2.31%	1.06%	1.81%	2.00%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$103,754	$114,929	$107,764	$131,896	$137,019
Portfolio turnover rateH	37%	26%	23%	24%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2010 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.22	.27
Net realized and unrealized gain (loss)	(.27)	2.18	(.30)	(.11)
Total from investment operations	.02	2.32	(.08)	.16
Distributions from net investment income	(.31)	(.15)	(.26)	(.26)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.42)
Total distributions	(1.11)	(.76)	(.75)	(.68)
Net asset value, end of period	$11.42	$12.51	$10.95	$11.78
Total ReturnD,E	(.20)%	21.71%	(1.05)%	1.65%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.45%	.46%H	.47%H,I
Expenses net of fee waivers, if any	.44%	.45%	.46%H	.47%H,I
Expenses net of all reductions	.44%	.45%	.46%H	.47%H,I
Net investment income (loss)	2.37%	1.12%	1.87%	4.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,545	$6,514	$5,895	$257
Portfolio turnover rateJ	37%	26%	23%	24%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$10.71	$11.79	$12.59	$12.43
Income from Investment Operations
Net investment income (loss)A,B	.25	.09	.18	.21	.16
Net realized and unrealized gain (loss)	(.21)	2.66	(.44)	.14	.87
Total from investment operations	.04	2.75	(.26)	.35	1.03
Distributions from net investment income	(.26)	(.11)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(1.23)	(.87)	(.82)C	(1.15)	(.87)C
Net asset value, end of period	$11.40	$12.59	$10.71	$11.79	$12.59
Total ReturnD,E	(.08)%	26.45%	(2.77)%	3.26%	8.42%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.79%	.80%	.81%	.82%	.72%
Expenses net of fee waivers, if any	.79%	.80%	.81%	.82%	.72%
Expenses net of all reductions	.79%	.80%	.81%	.82%	.72%
Net investment income (loss)	2.03%	.79%	1.50%	1.71%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$315,460	$385,409	$360,371	$476,763	$551,179
Portfolio turnover rateH	35%	27%	22%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.55	$10.68	$11.76	$12.56	$12.41
Income from Investment Operations
Net investment income (loss)A,B	.22	.06	.15	.17	.12
Net realized and unrealized gain (loss)	(.21)	2.65	(.44)	.15	.87
Total from investment operations	.01	2.71	(.29)	.32	.99
Distributions from net investment income	(.24)	(.08)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(1.21)	(.84)	(.79)C	(1.12)	(.84)C
Net asset value, end of period	$11.35	$12.55	$10.68	$11.76	$12.56
Total ReturnD,E	(.35)%	26.13%	(3.00)%	3.01%	8.10%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.04%	1.05%	1.06%	1.07%	.98%
Expenses net of fee waivers, if any	1.04%	1.05%	1.06%	1.07%	.98%
Expenses net of all reductions	1.04%	1.05%	1.06%	1.07%	.98%
Net investment income (loss)	1.78%	.54%	1.25%	1.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$107,957	$134,240	$123,857	$152,212	$167,835
Portfolio turnover rateH	35%	27%	22%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.62	$11.69	$12.47	$12.32
Income from Investment Operations
Net investment income (loss)A,B	.16	–C	.09	.11	.06
Net realized and unrealized gain (loss)	(.20)	2.62	(.44)	.16	.86
Total from investment operations	(.04)	2.62	(.35)	.27	.92
Distributions from net investment income	(.17)	(.03)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.97)	(.74)	(.62)	(.93)	(.70)
Total distributions	(1.14)	(.78)D	(.72)D	(1.05)D	(.77)D
Net asset value, end of period	$11.28	$12.46	$10.62	$11.69	$12.47
Total ReturnE,F	(.74)%	25.36%	(3.48)%	2.60%	7.57%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.54%	1.55%	1.56%	1.57%	1.48%
Expenses net of fee waivers, if any	1.54%	1.55%	1.56%	1.57%	1.48%
Expenses net of all reductions	1.54%	1.55%	1.55%	1.57%	1.48%
Net investment income (loss)	1.28%	.04%	.76%	.96%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$12,554	$20,654	$20,129	$31,274	$54,730
Portfolio turnover rateI	35%	27%	22%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$10.81	$11.89	$12.69	$12.53
Income from Investment Operations
Net investment income (loss)A,B	.29	.13	.21	.24	.19
Net realized and unrealized gain (loss)	(.22)	2.67	(.44)	.14	.88
Total from investment operations	.07	2.80	(.23)	.38	1.07
Distributions from net investment income	(.29)	(.14)	(.22)	(.24)	(.21)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(1.26)	(.90)	(.85)C	(1.18)	(.91)
Net asset value, end of period	$11.52	$12.71	$10.81	$11.89	$12.69
Total ReturnD	.20%	26.71%	(2.50)%	3.55%	8.66%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.54%	.55%	.56%	.57%	.48%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.57%	.48%
Expenses net of all reductions	.54%	.55%	.56%	.57%	.48%
Net investment income (loss)	2.28%	1.04%	1.75%	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$222,906	$256,243	$238,048	$304,221	$324,189
Portfolio turnover rateG	35%	27%	22%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2015 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B,C	.29	.13	.22	.27
Net realized and unrealized gain (loss)	(.21)	2.66	(.45)	(.17)
Total from investment operations	.08	2.79	(.23)	.10
Distributions from net investment income	(.31)	(.15)	(.26)	(.27)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.48)
Total distributions	(1.28)	(.91)	(.88)	(.75)
Net asset value, end of period	$11.42	$12.62	$10.74	$11.85
Total ReturnD,E	.25%	26.82%	(2.48)%	1.29%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.48%	.48%	.49%	.51%H,I
Expenses net of fee waivers, if any	.48%	.48%	.49%	.51%H,I
Expenses net of all reductions	.48%	.48%	.49%	.51%H,I
Net investment income (loss)	2.35%	1.11%	1.82%	4.73%I
Supplemental Data
Net assets, end of period (000 omitted)	$24,200	$20,850	$16,135	$1,522
Portfolio turnover rateJ	35%	27%	22%	21%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$11.63	$12.97	$13.71	$13.31
Income from Investment Operations
Net investment income (loss)A,B	.28	.10	.19	.22	.16
Net realized and unrealized gain (loss)	(.18)	3.43	(.65)	.18	1.05
Total from investment operations	.10	3.53	(.46)	.40	1.21
Distributions from net investment income	(.30)	(.12)	(.20)	(.22)	(.18)
Distributions from net realized gain	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(1.46)	(.97)	(.88)	(1.14)	(.81)C
Net asset value, end of period	$12.83	$14.19	$11.63	$12.97	$13.71
Total ReturnD,E	.25%	31.39%	(4.15)%	3.40%	9.15%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.83%	.84%	.85%	.86%	.76%
Expenses net of fee waivers, if any	.83%	.84%	.85%	.86%	.76%
Expenses net of all reductions	.83%	.84%	.85%	.86%	.76%
Net investment income (loss)	2.02%	.78%	1.46%	1.68%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$741,474	$877,842	$800,330	$1,038,299	$1,196,128
Portfolio turnover rateH	34%	26%	25%	22%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$11.62	$12.96	$13.71	$13.30
Income from Investment Operations
Net investment income (loss)A,B	.25	.07	.16	.19	.13
Net realized and unrealized gain (loss)	(.19)	3.43	(.65)	.17	1.05
Total from investment operations	.06	3.50	(.49)	.36	1.18
Distributions from net investment income	(.27)	(.09)	(.17)	(.19)	(.15)
Distributions from net realized gain	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(1.43)	(.94)	(.85)	(1.11)	(.77)
Net asset value, end of period	$12.81	$14.18	$11.62	$12.96	$13.71
Total ReturnC,D	(.02)%	31.08%	(4.38)%	3.07%	8.97%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.08%	1.09%	1.10%	1.11%	1.01%
Expenses net of fee waivers, if any	1.08%	1.09%	1.10%	1.11%	1.01%
Expenses net of all reductions	1.08%	1.09%	1.10%	1.11%	1.01%
Net investment income (loss)	1.77%	.53%	1.21%	1.43%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$265,388	$309,456	$277,496	$345,810	$374,470
Portfolio turnover rateG	34%	26%	25%	22%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$11.52	$12.86	$13.60	$13.20
Income from Investment Operations
Net investment income (loss)A,B	.18	–C	.09	.12	.06
Net realized and unrealized gain (loss)	(.18)	3.39	(.64)	.17	1.05
Total from investment operations	–	3.39	(.55)	.29	1.11
Distributions from net investment income	(.21)	(.04)	(.11)	(.14)	(.09)
Distributions from net realized gain	(1.16)	(.84)	(.68)	(.90)	(.62)
Total distributions	(1.37)	(.88)	(.79)	(1.03)D	(.71)
Net asset value, end of period	$12.66	$14.03	$11.52	$12.86	$13.60
Total ReturnE,F	(.47)%	30.36%	(4.81)%	2.55%	8.45%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.58%	1.59%	1.60%	1.61%	1.52%
Expenses net of fee waivers, if any	1.58%	1.59%	1.60%	1.61%	1.52%
Expenses net of all reductions	1.58%	1.59%	1.60%	1.61%	1.52%
Net investment income (loss)	1.27%	.03%	.71%	.93%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$36,340	$51,480	$46,563	$63,123	$98,878
Portfolio turnover rateI	34%	26%	25%	22%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$11.73	$13.07	$13.82	$13.41
Income from Investment Operations
Net investment income (loss)A,B	.32	.14	.22	.26	.20
Net realized and unrealized gain (loss)	(.18)	3.46	(.65)	.17	1.05
Total from investment operations	.14	3.60	(.43)	.43	1.25
Distributions from net investment income	(.32)	(.15)	(.23)	(.26)	(.22)
Distributions from net realized gain	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(1.49)C	(1.01)C	(.91)	(1.18)	(.84)
Net asset value, end of period	$12.97	$14.32	$11.73	$13.07	$13.82
Total ReturnD	.53%	31.70%	(3.87)%	3.61%	9.45%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.58%	.59%	.60%	.61%	.52%
Expenses net of fee waivers, if any	.58%	.59%	.60%	.61%	.52%
Expenses net of all reductions	.58%	.59%	.60%	.61%	.52%
Net investment income (loss)	2.27%	1.03%	1.71%	1.92%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$616,520	$743,070	$654,422	$795,372	$803,562
Portfolio turnover rateG	34%	26%	25%	22%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2020 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B,C	.33	.15	.23	.21
Net realized and unrealized gain (loss)	(.19)	3.43	(.64)	(.15)
Total from investment operations	.14	3.58	(.41)	.06
Distributions from net investment income	(.34)	(.17)	(.28)	(.30)
Distributions from net realized gain	(1.17)	(.85)	(.68)	(.43)
Total distributions	(1.50)D	(1.02)	(.96)	(.73)
Net asset value, end of period	$12.85	$14.21	$11.65	$13.02
Total ReturnE,F	.58%	31.82%	(3.82)%	.91%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.51%	.52%	.53%I	.54%I,J
Expenses net of fee waivers, if any	.51%	.52%	.53%I	.54%I,J
Expenses net of all reductions	.51%	.52%	.53%I	.54%I,J
Net investment income (loss)	2.35%	1.10%	1.78%	3.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$59,576	$45,836	$33,172	$2,585
Portfolio turnover rateK	34%	26%	25%	22%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$11.55	$12.99	$13.74	$13.16
Income from Investment Operations
Net investment income (loss)A,B	.29	.10	.18	.21	.15
Net realized and unrealized gain (loss)	(.14)	3.84	(.76)	.18	1.15
Total from investment operations	.15	3.94	(.58)	.39	1.30
Distributions from net investment income	(.30)	(.12)	(.19)	(.21)	(.17)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.93)	(.55)
Total distributions	(1.32)	(.87)C	(.86)	(1.14)	(.72)
Net asset value, end of period	$13.45	$14.62	$11.55	$12.99	$13.74
Total ReturnD,E	.64%	35.22%	(5.09)%	3.34%	9.96%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.88%	.89%	.89%	.90%	.80%
Expenses net of fee waivers, if any	.88%	.89%	.89%	.90%	.80%
Expenses net of all reductions	.88%	.89%	.89%	.90%	.80%
Net investment income (loss)	2.01%	.76%	1.40%	1.62%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,161,792	$1,276,609	$1,043,442	$1,304,020	$1,435,987
Portfolio turnover rateH	36%	28%	29%	24%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$11.57	$13.01	$13.76	$13.18
Income from Investment Operations
Net investment income (loss)A,B	.26	.07	.15	.18	.12
Net realized and unrealized gain (loss)	(.15)	3.84	(.76)	.18	1.15
Total from investment operations	.11	3.91	(.61)	.36	1.27
Distributions from net investment income	(.28)	(.09)	(.16)	(.19)	(.14)
Distributions from net realized gain	(1.02)	(.75)	(.67)	(.92)	(.55)
Total distributions	(1.29)C	(.84)	(.83)	(1.11)	(.69)
Net asset value, end of period	$13.46	$14.64	$11.57	$13.01	$13.76
Total ReturnD,E	.38%	34.85%	(5.31)%	3.09%	9.69%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.13%	1.14%	1.14%	1.15%	1.05%
Expenses net of fee waivers, if any	1.13%	1.14%	1.14%	1.15%	1.05%
Expenses net of all reductions	1.13%	1.14%	1.14%	1.15%	1.05%
Net investment income (loss)	1.76%	.51%	1.15%	1.37%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$405,616	$432,038	$362,131	$423,584	$432,227
Portfolio turnover rateH	36%	28%	29%	24%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$11.35	$12.80	$13.54	$12.98
Income from Investment Operations
Net investment income (loss)A,B	.18	–C	.08	.11	.05
Net realized and unrealized gain (loss)	(.14)	3.77	(.75)	.18	1.13
Total from investment operations	.04	3.77	(.67)	.29	1.18
Distributions from net investment income	(.21)	(.04)	(.11)	(.13)	(.08)
Distributions from net realized gain	(1.02)	(.75)	(.66)	(.91)	(.54)
Total distributions	(1.23)	(.79)	(.78)D	(1.03)D	(.62)
Net asset value, end of period	$13.14	$14.33	$11.35	$12.80	$13.54
Total ReturnE,F	(.12)%	34.28%	(5.85)%	2.59%	9.14%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.63%	1.64%	1.64%	1.65%	1.55%
Expenses net of fee waivers, if any	1.63%	1.64%	1.64%	1.65%	1.55%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.65%	1.55%
Net investment income (loss)	1.26%	.01%	.65%	.87%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$46,295	$60,128	$51,559	$64,691	$97,691
Portfolio turnover rateI	36%	28%	29%	24%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$11.66	$13.11	$13.86	$13.27
Income from Investment Operations
Net investment income (loss)A,B	.33	.14	.22	.25	.19
Net realized and unrealized gain (loss)	(.14)	3.88	(.77)	.18	1.16
Total from investment operations	.19	4.02	(.55)	.43	1.35
Distributions from net investment income	(.33)	(.15)	(.22)	(.25)	(.21)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.93)	(.55)
Total distributions	(1.35)	(.91)	(.90)C	(1.18)	(.76)
Net asset value, end of period	$13.61	$14.77	$11.66	$13.11	$13.86
Total ReturnD	.89%	35.57%	(4.89)%	3.63%	10.26%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.63%	.64%	.64%	.65%	.56%
Expenses net of fee waivers, if any	.63%	.64%	.64%	.65%	.56%
Expenses net of all reductions	.63%	.64%	.64%	.65%	.56%
Net investment income (loss)	2.26%	1.01%	1.65%	1.87%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,026,796	$1,150,782	$911,020	$1,051,420	$1,018,536
Portfolio turnover rateG	36%	28%	29%	24%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2025 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B,C	.34	.15	.23	.03
Net realized and unrealized gain (loss)	(.14)	3.85	(.76)	(.02)
Total from investment operations	.20	4.00	(.53)	.01
Distributions from net investment income	(.35)	(.17)	(.27)	(.30)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.44)
Total distributions	(1.37)	(.93)	(.94)	(.74)
Net asset value, end of period	$13.48	$14.65	$11.58	$13.05
Total ReturnD,E	.94%	35.65%	(4.77)%	.56%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%H	.55%	.56%	.56%I
Expenses net of fee waivers, if any	.54%H	.55%	.56%	.56%I
Expenses net of all reductions	.54%H	.55%	.56%	.56%I
Net investment income (loss)	2.34%	1.10%	1.74%	.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$94,133	$60,905	$36,620	$3,396
Portfolio turnover rateJ	36%	28%	29%	24%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.00	$12.21	$14.01	$14.95	$14.12
Income from Investment Operations
Net investment income (loss)A,B	.32	.11	.19	.23	.15
Net realized and unrealized gain (loss)	(.09)	4.67	(1.01)	.19	1.50
Total from investment operations	.23	4.78	(.82)	.42	1.65
Distributions from net investment income	(.33)	(.13)	(.19)	(.24)	(.16)
Distributions from net realized gain	(1.15)	(.87)	(.79)	(1.13)	(.66)
Total distributions	(1.48)	(.99)C	(.98)	(1.36)C	(.82)
Net asset value, end of period	$14.75	$16.00	$12.21	$14.01	$14.95
Total ReturnD,E	1.05%	40.51%	(6.61)%	3.43%	11.80%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.92%	.93%	.94%	.94%H	.84%
Expenses net of fee waivers, if any	.92%	.93%	.94%	.94%H	.84%
Expenses net of all reductions	.92%	.93%	.94%	.94%H	.84%
Net investment income (loss)	1.99%	.75%	1.35%	1.57%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,246,930	$1,318,549	$1,041,706	$1,279,896	$1,374,112
Portfolio turnover rateI	31%	29%	33%	22%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$12.13	$13.93	$14.88	$14.06
Income from Investment Operations
Net investment income (loss)A,B	.28	.07	.15	.19	.11
Net realized and unrealized gain (loss)	(.09)	4.64	(1.00)	.19	1.50
Total from investment operations	.19	4.71	(.85)	.38	1.61
Distributions from net investment income	(.30)	(.10)	(.17)	(.21)	(.13)
Distributions from net realized gain	(1.15)	(.86)	(.78)	(1.12)	(.66)
Total distributions	(1.45)	(.96)	(.95)	(1.33)	(.79)
Net asset value, end of period	$14.62	$15.88	$12.13	$13.93	$14.88
Total ReturnC,D	.81%	40.15%	(6.84)%	3.12%	11.53%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.17%	1.18%	1.19%	1.19%G	1.09%
Expenses net of fee waivers, if any	1.17%	1.18%	1.19%	1.19%G	1.09%
Expenses net of all reductions	1.17%	1.18%	1.19%	1.19%G	1.09%
Net investment income (loss)	1.74%	.50%	1.10%	1.32%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$477,841	$502,610	$391,371	$453,917	$452,750
Portfolio turnover rateH	31%	29%	33%	22%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.60	$11.95	$13.75	$14.71	$13.92
Income from Investment Operations
Net investment income (loss)A,B	.19	–C	.08	.12	.03
Net realized and unrealized gain (loss)	(.08)	4.55	(.98)	.18	1.48
Total from investment operations	.11	4.55	(.90)	.30	1.51
Distributions from net investment income	(.24)	(.05)	(.12)	(.15)	(.07)
Distributions from net realized gain	(1.15)	(.85)	(.78)	(1.11)	(.65)
Total distributions	(1.39)	(.90)	(.90)	(1.26)	(.72)
Net asset value, end of period	$14.32	$15.60	$11.95	$13.75	$14.71
Total ReturnD,E	.30%	39.41%	(7.25)%	2.57%	10.97%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.67%	1.68%	1.69%	1.69%H	1.59%
Expenses net of fee waivers, if any	1.67%	1.68%	1.69%	1.69%H	1.59%
Expenses net of all reductions	1.67%	1.68%	1.69%	1.69%H	1.59%
Net investment income (loss)	1.24%	- %I	.60%	.82%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$58,820	$69,899	$55,554	$66,505	$96,199
Portfolio turnover rateJ	31%	29%	33%	22%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$12.29	$14.09	$15.04	$14.21
Income from Investment Operations
Net investment income (loss)A,B	.36	.15	.23	.26	.18
Net realized and unrealized gain (loss)	(.08)	4.69	(1.01)	.19	1.51
Total from investment operations	.28	4.84	(.78)	.45	1.69
Distributions from net investment income	(.36)	(.15)	(.22)	(.27)	(.21)
Distributions from net realized gain	(1.15)	(.88)	(.80)	(1.14)	(.66)
Total distributions	(1.51)	(1.03)	(1.02)	(1.40)C	(.86)C
Net asset value, end of period	$14.87	$16.10	$12.29	$14.09	$15.04
Total ReturnD	1.37%	40.77%	(6.32)%	3.65%	12.04%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.67%	.68%	.69%	.69%G	.60%
Expenses net of fee waivers, if any	.67%	.68%	.69%	.69%G	.60%
Expenses net of all reductions	.67%	.68%	.69%	.69%G	.60%
Net investment income (loss)	2.24%	1.00%	1.60%	1.82%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,242,060	$1,325,192	$984,341	$1,108,684	$1,043,420
Portfolio turnover rateH	31%	29%	33%	22%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2030 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B,C	.37	.16	.24	.04
Net realized and unrealized gain (loss)	(.09)	4.67	(1.01)	(.15)
Total from investment operations	.28	4.83	(.77)	(.11)
Distributions from net investment income	(.38)	(.17)	(.25)	(.33)
Distributions from net realized gain	(1.15)	(.88)	(.82)	(.53)
Total distributions	(1.53)	(1.05)	(1.06)D	(.85)D
Net asset value, end of period	$14.73	$15.98	$12.20	$14.03
Total ReturnE,F	1.37%	41.01%	(6.28)%	(.09)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.58%	.59%	.60%I	.60%J
Expenses net of fee waivers, if any	.58%	.59%	.60%I	.60%J
Expenses net of all reductions	.58%	.59%	.60%I	.60%J
Net investment income (loss)	2.33%	1.09%	1.69%	.65%J
Supplemental Data
Net assets, end of period (000 omitted)	$102,337	$63,499	$38,041	$2,948
Portfolio turnover rateK	31%	29%	33%	22%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.02	$11.46	$13.58	$14.65	$13.61
Income from Investment Operations
Net investment income (loss)A,B	.30	.10	.17	.20	.12
Net realized and unrealized gain (loss)	.07	5.39	(1.28)	.16	1.67
Total from investment operations	.37	5.49	(1.11)	.36	1.79
Distributions from net investment income	(.30)C	(.12)	(.17)	(.22)	(.14)
Distributions from net realized gain	(1.20)C	(.81)	(.85)	(1.22)	(.61)
Total distributions	(1.49)D	(.93)	(1.01)D	(1.43)D	(.75)
Net asset value, end of period	$14.90	$16.02	$11.46	$13.58	$14.65
Total ReturnE,F	1.95%	49.73%	(9.15)%	3.19%	13.26%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.96%	.97%	.98%	.99%	.87%
Expenses net of fee waivers, if any	.96%	.97%	.98%	.99%	.87%
Expenses net of all reductions	.96%	.97%	.98%	.99%	.87%
Net investment income (loss)	1.87%	.69%	1.23%	1.40%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,068,426	$1,122,730	$824,792	$1,026,416	$1,082,982
Portfolio turnover rateI	27%	27%	33%	23%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.80	$11.33	$13.44	$14.53	$13.51
Income from Investment Operations
Net investment income (loss)A,B	.26	.06	.13	.16	.08
Net realized and unrealized gain (loss)	.08	5.31	(1.26)	.16	1.66
Total from investment operations	.34	5.37	(1.13)	.32	1.74
Distributions from net investment income	(.27)C	(.09)	(.14)	(.19)	(.12)
Distributions from net realized gain	(1.20)C	(.81)	(.84)	(1.22)	(.60)
Total distributions	(1.47)	(.90)	(.98)	(1.41)	(.72)
Net asset value, end of period	$14.67	$15.80	$11.33	$13.44	$14.53
Total ReturnD,E	1.73%	49.26%	(9.36)%	2.89%	12.98%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.21%	1.22%	1.23%	1.24%	1.13%
Expenses net of fee waivers, if any	1.21%	1.22%	1.23%	1.24%	1.13%
Expenses net of all reductions	1.21%	1.22%	1.23%	1.24%	1.13%
Net investment income (loss)	1.62%	.44%	.98%	1.15%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$408,691	$425,013	$310,544	$366,074	$364,455
Portfolio turnover rateH	27%	27%	33%	23%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$11.09	$13.20	$14.29	$13.32
Income from Investment Operations
Net investment income (loss)A,B	.17	(.01)	.06	.09	.01
Net realized and unrealized gain (loss)	.07	5.20	(1.23)	.17	1.62
Total from investment operations	.24	5.19	(1.17)	.26	1.63
Distributions from net investment income	(.21)C	(.05)	(.10)	(.13)	(.07)
Distributions from net realized gain	(1.20)C	(.81)	(.84)	(1.22)	(.60)
Total distributions	(1.40)D	(.86)	(.94)	(1.35)	(.66)D
Net asset value, end of period	$14.26	$15.42	$11.09	$13.20	$14.29
Total ReturnE,F	1.18%	48.61%	(9.84)%	2.39%	12.40%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.71%	1.72%	1.73%	1.73%I	1.63%
Expenses net of fee waivers, if any	1.71%	1.72%	1.73%	1.73%I	1.63%
Expenses net of all reductions	1.71%	1.72%	1.73%	1.73%I	1.63%
Net investment income (loss)	1.12%	(.06)%	.48%	.65%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$45,937	$53,192	$37,642	$44,302	$65,519
Portfolio turnover rateJ	27%	27%	33%	23%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.17	$11.56	$13.69	$14.75	$13.71
Income from Investment Operations
Net investment income (loss)A,B	.34	.13	.20	.23	.15
Net realized and unrealized gain (loss)	.09	5.44	(1.28)	.17	1.68
Total from investment operations	.43	5.57	(1.08)	.40	1.83
Distributions from net investment income	(.33)C	(.14)	(.20)	(.25)	(.17)
Distributions from net realized gain	(1.20)C	(.81)	(.85)	(1.22)	(.62)
Total distributions	(1.53)	(.96)D	(1.05)	(1.46)D	(.79)
Net asset value, end of period	$15.07	$16.17	$11.56	$13.69	$14.75
Total ReturnE	2.25%	49.99%	(8.91)%	3.47%	13.50%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.71%	.72%	.73%	.74%	.64%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.74%	.64%
Expenses net of all reductions	.71%	.72%	.73%	.74%	.64%
Net investment income (loss)	2.12%	.94%	1.48%	1.65%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,011	$1,169,461	$808,586	$907,369	$867,707
Portfolio turnover rateH	27%	27%	33%	23%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2035 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$16.04	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B,C	.36	.15	.21	.07
Net realized and unrealized gain (loss)	.08	5.39	(1.27)	(.32)
Total from investment operations	.44	5.54	(1.06)	(.25)
Distributions from net investment income	(.35)D	(.16)	(.22)	(.31)
Distributions from net realized gain	(1.20)D	(.81)	(.88)	(.59)
Total distributions	(1.55)	(.97)	(1.10)	(.90)
Net asset value, end of period	$14.93	$16.04	$11.47	$13.63
Total ReturnE,F	2.35%	50.19%	(8.87)%	(.96)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.61%I	.62%	.63%	.63%I,J
Expenses net of fee waivers, if any	.61%I	.62%	.63%	.63%I,J
Expenses net of all reductions	.61%I	.62%	.63%	.63%I,J
Net investment income (loss)	2.22%	1.04%	1.58%	1.01%J
Supplemental Data
Net assets, end of period (000 omitted)	$97,458	$53,381	$27,968	$2,821
Portfolio turnover rateK	27%	27%	33%	23%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$12.08	$14.52	$15.69	$14.57
Income from Investment Operations
Net investment income (loss)A,B	.32	.09	.17	.21	.12
Net realized and unrealized gain (loss)	.23	6.34	(1.55)	.15	1.81
Total from investment operations	.55	6.43	(1.38)	.36	1.93
Distributions from net investment income	(.34)	(.11)	(.17)	(.23)	(.15)
Distributions from net realized gain	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.72)	(.97)C	(1.06)C	(1.53)C	(.81)
Net asset value, end of period	$16.37	$17.54	$12.08	$14.52	$15.69
Total ReturnD,E	2.74%	55.32%	(10.59)%	3.04%	13.42%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%H	.87%
Net investment income (loss)	1.82%	.61%	1.17%	1.37%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$963,236	$1,000,757	$729,343	$916,426	$948,970
Portfolio turnover rateI	26%	25%	31%	21%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$12.00	$14.44	$15.62	$14.52
Income from Investment Operations
Net investment income (loss)A,B	.27	.05	.13	.17	.08
Net realized and unrealized gain (loss)	.23	6.29	(1.55)	.16	1.80
Total from investment operations	.50	6.34	(1.42)	.33	1.88
Distributions from net investment income	(.30)	(.09)	(.15)	(.20)	(.12)
Distributions from net realized gain	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.68)	(.94)	(1.02)C	(1.51)	(.78)
Net asset value, end of period	$16.22	$17.40	$12.00	$14.44	$15.62
Total ReturnD,E	2.50%	54.96%	(10.84)%	2.82%	13.11%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Net investment income (loss)	1.57%	.36%	.92%	1.12%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$386,534	$402,667	$286,126	$356,107	$343,164
Portfolio turnover rateH	26%	25%	31%	21%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$11.71	$14.14	$15.32	$14.28
Income from Investment Operations
Net investment income (loss)A,B	.18	(.02)	.06	.09	–C
Net realized and unrealized gain (loss)	.22	6.11	(1.52)	.18	1.77
Total from investment operations	.40	6.09	(1.46)	.27	1.77
Distributions from net investment income	(.22)	(.04)	(.09)	(.14)	(.07)
Distributions from net realized gain	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.60)	(.89)	(.97)	(1.45)	(.73)
Net asset value, end of period	$15.71	$16.91	$11.71	$14.14	$15.32
Total ReturnD,E	1.98%	54.12%	(11.31)%	2.37%	12.52%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.74%H	1.63%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%H	1.63%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%H	1.63%
Net investment income (loss)	1.07%	(.14)%	.42%	.62%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$42,441	$56,710	$41,153	$53,715	$84,365
Portfolio turnover rateI	26%	25%	31%	21%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.69	$12.17	$14.62	$15.78	$14.65
Income from Investment Operations
Net investment income (loss)A,B	.37	.13	.21	.24	.16
Net realized and unrealized gain (loss)	.23	6.39	(1.57)	.16	1.83
Total from investment operations	.60	6.52	(1.36)	.40	1.99
Distributions from net investment income	(.37)	(.14)	(.20)	(.26)	(.19)
Distributions from net realized gain	(1.38)	(.85)	(.89)	(1.31)	(.67)
Total distributions	(1.75)	(1.00)C	(1.09)	(1.56)C	(.86)
Net asset value, end of period	$16.54	$17.69	$12.17	$14.62	$15.78
Total ReturnD	3.03%	55.69%	(10.35)%	3.31%	13.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.63%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.63%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.63%
Net investment income (loss)	2.07%	.86%	1.42%	1.62%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,000,722	$1,045,866	$705,362	$805,102	$790,667
Portfolio turnover rateG	26%	25%	31%	21%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2040 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B,C	.38	.15	.22	.36
Net realized and unrealized gain (loss)	.24	6.33	(1.55)	(.69)
Total from investment operations	.62	6.48	(1.33)	(.33)
Distributions from net investment income	(.40)	(.17)	(.23)	(.33)
Distributions from net realized gain	(1.38)	(.85)	(.91)	(.63)
Total distributions	(1.78)	(1.02)	(1.15)D	(.96)
Net asset value, end of period	$16.38	$17.54	$12.08	$14.56
Total ReturnE,F	3.14%	55.80%	(10.31)%	(1.30)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.64%	.65%	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%	.65%I,J
Expenses net of all reductions	.64%	.64%	.65%	.65%I,J
Net investment income (loss)	2.17%	.97%	1.52%	5.06%J
Supplemental Data
Net assets, end of period (000 omitted)	$80,498	$43,822	$20,000	$1,501
Portfolio turnover rateK	26%	25%	31%	21%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.79	$9.43	$11.33	$12.21	$11.26
Income from Investment Operations
Net investment income (loss)A,B	.25	.07	.13	.16	.10
Net realized and unrealized gain (loss)	.18	4.97	(1.22)	.13	1.40
Total from investment operations	.43	5.04	(1.09)	.29	1.50
Distributions from net investment income	(.27)	(.10)	(.14)	(.18)	(.12)
Distributions from net realized gain	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(1.31)C	(.68)C	(.81)	(1.17)	(.55)
Net asset value, end of period	$12.91	$13.79	$9.43	$11.33	$12.21
Total ReturnD,E	2.77%	55.40%	(10.68)%	3.13%	13.44%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%H	.87%
Net investment income (loss)	1.82%	.62%	1.19%	1.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$604,140	$643,283	$456,849	$547,563	$566,474
Portfolio turnover rateI	27%	25%	30%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$9.34	$11.22	$12.12	$11.19
Income from Investment Operations
Net investment income (loss)A,B	.22	.04	.10	.13	.06
Net realized and unrealized gain (loss)	.18	4.90	(1.20)	.12	1.39
Total from investment operations	.40	4.94	(1.10)	.25	1.45
Distributions from net investment income	(.24)	(.08)	(.12)	(.16)	(.10)
Distributions from net realized gain	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(1.29)	(.66)C	(.78)C	(1.15)	(.52)C
Net asset value, end of period	$12.73	$13.62	$9.34	$11.22	$12.12
Total ReturnD,E	2.54%	54.84%	(10.80)%	2.79%	13.12%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.24%H	1.13%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.24%H	1.13%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.24%H	1.13%
Net investment income (loss)	1.57%	.36%	.94%	1.13%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$250,719	$258,276	$181,179	$210,625	$207,442
Portfolio turnover rateI	27%	25%	30%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$9.18	$11.07	$11.98	$11.08
Income from Investment Operations
Net investment income (loss)A,B	.14	(.02)	.05	.07	–C
Net realized and unrealized gain (loss)	.17	4.83	(1.20)	.13	1.38
Total from investment operations	.31	4.81	(1.15)	.20	1.38
Distributions from net investment income	(.19)	(.04)	(.08)	(.12)	(.05)
Distributions from net realized gain	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(1.23)D	(.63)	(.74)D	(1.11)	(.48)
Net asset value, end of period	$12.44	$13.36	$9.18	$11.07	$11.98
Total ReturnE,F	1.96%	54.24%	(11.32)%	2.29%	12.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Net investment income (loss)	1.07%	(.14)%	.44%	.63%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$28,993	$33,637	$22,256	$25,383	$30,549
Portfolio turnover rateJ	27%	25%	30%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.91	$9.50	$11.41	$12.29	$11.33
Income from Investment Operations
Net investment income (loss)A,B	.29	.10	.16	.19	.12
Net realized and unrealized gain (loss)	.18	5.02	(1.23)	.13	1.42
Total from investment operations	.47	5.12	(1.07)	.32	1.54
Distributions from net investment income	(.29)	(.12)	(.16)	(.20)	(.14)
Distributions from net realized gain	(1.05)	(.59)	(.68)	(.99)	(.44)
Total distributions	(1.34)	(.71)	(.84)	(1.20)C	(.58)
Net asset value, end of period	$13.04	$13.91	$9.50	$11.41	$12.29
Total ReturnD	3.02%	55.77%	(10.46)%	3.34%	13.77%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	2.07%	.87%	1.44%	1.63%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$752,617	$777,429	$522,314	$577,252	$543,170
Portfolio turnover rateG	27%	25%	30%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2045 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.79	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.17	.20
Net realized and unrealized gain (loss)	.18	4.96	(1.22)	(.46)
Total from investment operations	.48	5.08	(1.05)	(.26)
Distributions from net investment income	(.31)	(.14)	(.18)	(.26)
Distributions from net realized gain	(1.05)	(.59)	(.69)	(.49)
Total distributions	(1.36)	(.72)D	(.87)	(.75)
Net asset value, end of period	$12.91	$13.79	$9.43	$11.35
Total ReturnE,F	3.12%	55.85%	(10.33)%	(1.33)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.64%	.65%I	.64%J
Expenses net of fee waivers, if any	.64%	.64%	.65%I	.64%J
Expenses net of all reductions	.64%	.64%	.65%I	.64%J
Net investment income (loss)	2.18%	.97%	1.54%	3.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$65,648	$35,350	$16,800	$1,376
Portfolio turnover rateK	27%	25%	30%	22%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.78	$9.43	$11.31	$12.17	$11.20
Income from Investment Operations
Net investment income (loss)A,B	.25	.07	.13	.16	.09
Net realized and unrealized gain (loss)	.18	4.96	(1.21)	.13	1.40
Total from investment operations	.43	5.03	(1.08)	.29	1.49
Distributions from net investment income	(.27)	(.10)	(.14)	(.18)	(.12)
Distributions from net realized gain	(1.02)	(.58)	(.66)	(.97)	(.40)
Total distributions	(1.29)	(.68)	(.80)	(1.15)	(.52)
Net asset value, end of period	$12.92	$13.78	$9.43	$11.31	$12.17
Total ReturnC,D	2.76%	55.26%	(10.58)%	3.08%	13.42%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.00%	1.00%	1.00%	.99%G	.88%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%G	.88%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%G	.88%
Net investment income (loss)	1.83%	.62%	1.20%	1.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$500,298	$516,427	$358,407	$417,583	$418,313
Portfolio turnover rateH	26%	24%	32%	23%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$9.36	$11.24	$12.11	$11.15
Income from Investment Operations
Net investment income (loss)A,B	.22	.04	.11	.13	.06
Net realized and unrealized gain (loss)	.18	4.92	(1.22)	.13	1.39
Total from investment operations	.40	4.96	(1.11)	.26	1.45
Distributions from net investment income	(.24)	(.08)	(.11)	(.16)	(.10)
Distributions from net realized gain	(1.02)	(.58)	(.65)	(.97)	(.40)
Total distributions	(1.27)C	(.66)	(.77)C	(1.13)	(.49)C
Net asset value, end of period	$12.79	$13.66	$9.36	$11.24	$12.11
Total ReturnD,E	2.51%	54.91%	(10.88)%	2.83%	13.16%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Net investment income (loss)	1.58%	.37%	.95%	1.13%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$201,272	$205,281	$143,526	$172,974	$166,634
Portfolio turnover rateH	26%	24%	32%	23%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$9.22	$11.10	$11.98	$11.05
Income from Investment Operations
Net investment income (loss)A,B	.15	(.01)	.05	.07	–C
Net realized and unrealized gain (loss)	.17	4.82	(1.20)	.14	1.38
Total from investment operations	.32	4.81	(1.15)	.21	1.38
Distributions from net investment income	(.19)	(.04)	(.07)	(.11)	(.06)
Distributions from net realized gain	(1.02)	(.58)	(.65)	(.97)	(.39)
Total distributions	(1.21)	(.62)	(.73)D	(1.09)D	(.45)
Net asset value, end of period	$12.52	$13.41	$9.22	$11.10	$11.98
Total ReturnE,F	2.01%	54.09%	(11.32)%	2.34%	12.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Net investment income (loss)	1.08%	(.13)%	.45%	.63%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$29,875	$33,105	$21,457	$26,139	$32,763
Portfolio turnover rateJ	26%	24%	32%	23%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$9.50	$11.39	$12.25	$11.27
Income from Investment Operations
Net investment income (loss)A,B	.29	.11	.16	.19	.12
Net realized and unrealized gain (loss)	.18	4.99	(1.22)	.12	1.41
Total from investment operations	.47	5.10	(1.06)	.31	1.53
Distributions from net investment income	(.30)	(.12)	(.16)	(.20)	(.14)
Distributions from net realized gain	(1.02)	(.58)	(.67)	(.97)	(.41)
Total distributions	(1.32)	(.70)	(.83)	(1.17)	(.55)
Net asset value, end of period	$13.05	$13.90	$9.50	$11.39	$12.25
Total ReturnC	3.01%	55.65%	(10.37)%	3.30%	13.74%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	2.08%	.87%	1.45%	1.63%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$662,945	$675,617	$436,294	$488,167	$466,677
Portfolio turnover rateF	26%	24%	32%	23%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2050 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.17	.28
Net realized and unrealized gain (loss)	.18	4.97	(1.22)	(.54)
Total from investment operations	.48	5.09	(1.05)	(.26)
Distributions from net investment income	(.32)	(.14)	(.18)	(.25)
Distributions from net realized gain	(1.02)	(.58)	(.68)	(.49)
Total distributions	(1.34)	(.72)	(.86)	(.74)
Net asset value, end of period	$12.94	$13.80	$9.43	$11.34
Total ReturnD,E	3.10%	55.96%	(10.33)%	(1.34)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.64%	.64%	.65%H	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.65%H	.65%H,I
Expenses net of all reductions	.64%	.64%	.65%H	.65%H,I
Net investment income (loss)	2.18%	.98%	1.55%	5.18%I
Supplemental Data
Net assets, end of period (000 omitted)	$49,713	$26,670	$11,414	$650
Portfolio turnover rateJ	26%	24%	32%	23%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$10.53	$12.58	$13.37	$12.19
Income from Investment Operations
Net investment income (loss)A,B	.29	.08	.15	.18	.11
Net realized and unrealized gain (loss)	.19	5.55	(1.36)	.15	1.51
Total from investment operations	.48	5.63	(1.21)	.33	1.62
Distributions from net investment income	(.30)	(.11)	(.15)	(.19)	(.13)
Distributions from net realized gain	(1.12)	(.59)	(.69)	(.93)	(.32)
Total distributions	(1.41)C	(.71)C	(.84)	(1.12)	(.44)C
Net asset value, end of period	$14.52	$15.45	$10.53	$12.58	$13.37
Total ReturnD,E	2.75%	55.31%	(10.57)%	3.08%	13.40%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	.99%H	.88%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%H	.88%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%H	.88%
Net investment income (loss)	1.83%	.63%	1.23%	1.41%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$286,778	$299,927	$196,016	$212,428	$209,824
Portfolio turnover rateI	28%	23%	35%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$10.46	$12.51	$13.31	$12.14
Income from Investment Operations
Net investment income (loss)A,B	.24	.05	.12	.15	.07
Net realized and unrealized gain (loss)	.20	5.50	(1.36)	.15	1.52
Total from investment operations	.44	5.55	(1.24)	.30	1.59
Distributions from net investment income	(.27)	(.09)	(.13)	(.18)	(.11)
Distributions from net realized gain	(1.12)	(.59)	(.68)	(.93)	(.31)
Total distributions	(1.38)C	(.69)C	(.81)	(1.10)C	(.42)
Net asset value, end of period	$14.38	$15.32	$10.46	$12.51	$13.31
Total ReturnD,E	2.52%	54.88%	(10.83)%	2.86%	13.15%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.14%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.14%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.14%
Net investment income (loss)	1.58%	.38%	.98%	1.16%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$117,059	$115,869	$74,904	$83,858	$73,101
Portfolio turnover rateH	28%	23%	35%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$10.38	$12.44	$13.26	$12.11
Income from Investment Operations
Net investment income (loss)A,B	.17	(.02)	.06	.08	.01
Net realized and unrealized gain (loss)	.19	5.44	(1.36)	.16	1.51
Total from investment operations	.36	5.42	(1.30)	.24	1.52
Distributions from net investment income	(.21)	(.05)	(.09)	(.13)	(.06)
Distributions from net realized gain	(1.12)	(.59)	(.68)	(.93)	(.31)
Total distributions	(1.32)C	(.64)	(.76)C	(1.06)	(.37)
Net asset value, end of period	$14.20	$15.16	$10.38	$12.44	$13.26
Total ReturnD,E	2.03%	54.07%	(11.29)%	2.32%	12.62%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.74%H	1.64%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%H	1.64%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%H	1.64%
Net investment income (loss)	1.08%	(.12)%	.48%	.66%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$15,942	$16,677	$9,928	$10,991	$10,685
Portfolio turnover rateI	28%	23%	35%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.53	$10.57	$12.64	$13.43	$12.24
Income from Investment Operations
Net investment income (loss)A,B	.33	.12	.19	.21	.14
Net realized and unrealized gain (loss)	.19	5.57	(1.39)	.15	1.53
Total from investment operations	.52	5.69	(1.20)	.36	1.67
Distributions from net investment income	(.33)	(.14)	(.18)	(.22)	(.16)
Distributions from net realized gain	(1.12)	(.59)	(.70)	(.93)	(.32)
Total distributions	(1.44)C	(.73)	(.87)C	(1.15)	(.48)
Net asset value, end of period	$14.61	$15.53	$10.57	$12.64	$13.43
Total ReturnD	3.00%	55.72%	(10.45)%	3.34%	13.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	2.08%	.88%	1.48%	1.66%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$428,209	$432,057	$273,147	$308,366	$249,432
Portfolio turnover rateG	28%	23%	35%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2055 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B,C	.34	.13	.20	.38
Net realized and unrealized gain (loss)	.20	5.53	(1.36)	(.65)
Total from investment operations	.54	5.66	(1.16)	(.27)
Distributions from net investment income	(.35)	(.17)	(.20)	(.28)
Distributions from net realized gain	(1.12)	(.59)	(.71)	(.43)
Total distributions	(1.47)	(.76)	(.92)D	(.72)D
Net asset value, end of period	$14.47	$15.40	$10.50	$12.58
Total ReturnE,F	3.10%	55.82%	(10.28)%	(1.35)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.64%	.65%I	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%I	.65%I,J
Expenses net of all reductions	.64%	.64%	.65%I	.65%I,J
Net investment income (loss)	2.19%	.99%	1.58%	6.29%J
Supplemental Data
Net assets, end of period (000 omitted)	$31,712	$16,623	$5,767	$428
Portfolio turnover rateK	28%	23%	35%	27%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$9.49	$11.31	$11.86	$10.76
Income from Investment Operations
Net investment income (loss)A,B	.27	.08	.14	.17	.10
Net realized and unrealized gain (loss)	.16	5.01	(1.24)	.13	1.34
Total from investment operations	.43	5.09	(1.10)	.30	1.44
Distributions from net investment income	(.25)C	(.11)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.93)C	(.46)	(.58)	(.68)	(.23)
Total distributions	(1.18)	(.57)	(.72)	(.85)	(.34)
Net asset value, end of period	$13.26	$14.01	$9.49	$11.31	$11.86
Total ReturnD,E	2.74%	55.28%	(10.65)%	3.09%	13.44%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	.91%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	.91%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	.91%
Net investment income (loss)	1.87%	.65%	1.25%	1.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$119,726	$113,936	$65,792	$55,732	$37,880
Portfolio turnover rateH	28%	24%	31%	27%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$9.47	$11.29	$11.85	$10.77
Income from Investment Operations
Net investment income (loss)A,B	.23	.05	.11	.14	.07
Net realized and unrealized gain (loss)	.17	5.00	(1.23)	.14	1.33
Total from investment operations	.40	5.05	(1.12)	.28	1.40
Distributions from net investment income	(.23)C	(.09)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.93)C	(.46)	(.58)	(.68)	(.22)
Total distributions	(1.16)	(.55)	(.70)	(.84)	(.32)
Net asset value, end of period	$13.21	$13.97	$9.47	$11.29	$11.85
Total ReturnD,E	2.50%	55.00%	(10.87)%	2.82%	13.04%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.16%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.16%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.16%
Net investment income (loss)	1.62%	.40%	1.00%	1.23%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$48,458	$41,642	$21,680	$19,070	$12,628
Portfolio turnover rateH	28%	24%	31%	27%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$9.46	$11.29	$11.87	$10.81
Income from Investment Operations
Net investment income (loss)A,B	.16	(.01)	.06	.08	.01
Net realized and unrealized gain (loss)	.16	4.98	(1.24)	.14	1.34
Total from investment operations	.32	4.97	(1.18)	.22	1.35
Distributions from net investment income	(.18)C	(.05)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.93)C	(.46)	(.57)	(.68)	(.22)
Total distributions	(1.11)	(.51)	(.65)	(.80)	(.29)
Net asset value, end of period	$13.13	$13.92	$9.46	$11.29	$11.87
Total ReturnD,E	1.94%	54.14%	(11.27)%	2.33%	12.53%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.66%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.66%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.66%
Net investment income (loss)	1.12%	(.10)%	.50%	.72%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$8,195	$6,948	$4,022	$3,723	$2,604
Portfolio turnover rateH	28%	24%	31%	27%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$9.54	$11.36	$11.90	$10.80
Income from Investment Operations
Net investment income (loss)A,B	.30	.11	.17	.20	.13
Net realized and unrealized gain (loss)	.17	5.03	(1.24)	.13	1.33
Total from investment operations	.47	5.14	(1.07)	.33	1.46
Distributions from net investment income	(.28)C	(.13)	(.16)	(.20)	(.13)
Distributions from net realized gain	(.94)C	(.47)	(.59)	(.68)	(.23)
Total distributions	(1.22)	(.59)D	(.75)	(.87)D	(.36)
Net asset value, end of period	$13.34	$14.09	$9.54	$11.36	$11.90
Total ReturnE	3.01%	55.62%	(10.38)%	3.38%	13.63%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.66%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.66%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.66%
Net investment income (loss)	2.12%	.90%	1.50%	1.73%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$177,481	$160,415	$87,182	$68,445	$43,513
Portfolio turnover rateH	28%	24%	31%	27%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2060 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.00	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B,C	.31	.12	.18	.23
Net realized and unrealized gain (loss)	.17	5.02	(1.23)	(.46)
Total from investment operations	.48	5.14	(1.05)	(.23)
Distributions from net investment income	(.31)D	(.16)	(.18)	(.24)
Distributions from net realized gain	(.94)D	(.47)	(.60)	(.31)
Total distributions	(1.25)	(.63)	(.78)	(.55)
Net asset value, end of period	$13.23	$14.00	$9.49	$11.32
Total ReturnE,F	3.06%	55.88%	(10.32)%	(1.34)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.65%	.65%I	.64%I,J
Expenses net of fee waivers, if any	.64%	.65%	.65%I	.64%I,J
Expenses net of all reductions	.64%	.65%	.65%I	.64%I,J
Net investment income (loss)	2.22%	1.00%	1.60%	4.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$14,296	$5,790	$1,514	$284
Portfolio turnover rateK	28%	24%	31%	27%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2065 Fund Class A

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.08	.12
Net realized and unrealized gain (loss)	.14D	4.53	(1.48)
Total from investment operations	.39	4.61	(1.36)
Distributions from net investment income	(.24)	(.10)	(.13)
Distributions from net realized gain	(.62)	(.21)	(.04)
Total distributions	(.86)	(.31)	(.17)
Net asset value, end of period	$12.30	$12.77	$8.47
Total ReturnE,F	2.75%	55.16%	(13.92)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.00%	1.00%	1.01%I,J
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%I,J
Expenses net of all reductions	1.00%	1.00%	1.01%I,J
Net investment income (loss)	1.94%	.71%	1.60%J
Supplemental Data
Net assets, end of period (000 omitted)	$18,134	$9,613	$1,980
Portfolio turnover rateK	29%	31%	33%J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns do not include the effect of the sales charges.

FTotal returns for periods of less than one year are not annualized.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2065 Fund Class M

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.05	.10
Net realized and unrealized gain (loss)	.14D	4.53	(1.47)
Total from investment operations	.36	4.58	(1.37)
Distributions from net investment income	(.24)	(.08)	(.11)
Distributions from net realized gain	(.61)	(.20)	(.04)
Total distributions	(.85)	(.29)E	(.16)E
Net asset value, end of period	$12.27	$12.76	$8.47
Total ReturnF,G	2.47%	54.73%	(14.05)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.25%	1.25%	1.25%J
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%J
Expenses net of all reductions	1.25%	1.25%	1.25%J
Net investment income (loss)	1.69%	.46%	1.35%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,402	$1,230	$332
Portfolio turnover rateK	29%	31%	33%J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FTotal returns do not include the effect of the sales charges.

GTotal returns for periods of less than one year are not annualized.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2065 Fund Class C

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	–D	.06
Net realized and unrealized gain (loss)	.14E	4.51	(1.47)
Total from investment operations	.29	4.51	(1.41)
Distributions from net investment income	(.18)	(.04)	(.09)
Distributions from net realized gain	(.60)	(.20)	(.04)
Total distributions	(.78)	(.24)	(.13)
Net asset value, end of period	$12.24	$12.73	$8.46
Total ReturnF,G	2.00%	53.95%	(14.38)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.75%	1.75%	1.75%J
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%J
Expenses net of all reductions	1.75%	1.75%	1.75%J
Net investment income (loss)	1.19%	(.04)%	.86%J
Supplemental Data
Net assets, end of period (000 omitted)	$774	$434	$183
Portfolio turnover rateK	29%	31%	33%J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

FTotal returns do not include the effect of the contingent deferred sales charge.

GTotal returns for periods of less than one year are not annualized.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2065 Fund Class I

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.11	.14
Net realized and unrealized gain (loss)	.13D	4.55	(1.48)
Total from investment operations	.42	4.66	(1.34)
Distributions from net investment income	(.26)	(.12)	(.14)
Distributions from net realized gain	(.63)	(.21)	(.04)
Total distributions	(.89)	(.33)	(.18)
Net asset value, end of period	$12.34	$12.81	$8.48
Total ReturnE	2.94%	55.68%	(13.78)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.75%	.75%	.75%H
Expenses net of fee waivers, if any	.75%	.75%	.75%H
Expenses net of all reductions	.75%	.75%	.75%H
Net investment income (loss)	2.19%	.96%	1.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,524	$11,782	$2,383
Portfolio turnover rateI	29%	31%	33%H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2065 Fund Class Z

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.15
Net realized and unrealized gain (loss)	.13D	4.56	(1.48)
Total from investment operations	.43	4.68	(1.33)
Distributions from net investment income	(.28)	(.12)	(.14)
Distributions from net realized gain	(.62)	(.20)	(.04)
Total distributions	(.90)	(.33)E	(.18)
Net asset value, end of period	$12.37	$12.84	$8.49
Total ReturnF	3.02%	55.80%	(13.68)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.65%I	.64%J
Expenses net of fee waivers, if any	.64%	.65%I	.64%J
Expenses net of all reductions	.64%	.65%I	.64%J
Net investment income (loss)	2.29%	1.07%	1.96%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,893	$535	$176
Portfolio turnover rateK	29%	31%	33%J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Additional Index Information

Each ofFidelity Freedom Income Composite Index℠, Fidelity Freedom 2005 Composite Index℠, Fidelity Freedom 2010 Composite Index℠, Fidelity Freedom 2015 Composite Index℠, Fidelity Freedom 2020 Composite Index℠, Fidelity Freedom 2025 Composite Index℠, Fidelity Freedom 2030 Composite Index℠, Fidelity Freedom 2035 Composite Index℠, Fidelity Freedom 2040 Composite Index℠, Fidelity Freedom 2045 Composite Index℠, Fidelity Freedom 2050 Composite Index℠, Fidelity Freedom 2055 Composite Index℠, Fidelity Freedom 2060 Composite Index℠, Fidelity Freedom 2065 Composite Index℠ is a customized blend of the following unmanaged indexes: Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD), Bloomberg U.S. 3-6 Month Treasury Bill Index, Bloomberg U.S. Long Treasury Bond Index, Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 5+ Years Index, Dow Jones U.S. Total Stock Market Index℠, and MSCI All Country World ex U.S. Index (Net MA). The index weightings are adjusted monthly to reflect each fund’s changing asset allocations. The compositions differed in periods prior to September 1, 2021.

Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate pass-throughs), asset-backed securities and collateralised mortgage-backed securities (agency and non-agency).

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

• Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund’s SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in a fund’s prospectus.

• Return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA"):

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI"):

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers:

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

CDSC Waivers:

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder.

• Systematic withdrawals with up to 10% per year of the account value.

• Return of excess contributions from an Individual Retirement Account (IRA).

• Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

• Shares exchanged in an Edward Jones fee-based program.

• Shares acquired through NAV reinstatement.

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts:

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances:

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

• A fee-based account held on an Edward Jones platform

• A 529 account held on an Edward Jones platform

• An account with an active systematic investment plan or LOI

Exchanging Share Classes:

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

• Shares sold in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

• Breakpoints as described in the fund's prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

Merrill Lynch

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch:

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

• Shares purchased through a Merrill Lynch affiliated investment advisory program

• Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

• Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

• Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

• Employees and registered representatives of Merrill Lynch or its affiliates and their family members

• Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

• Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B, and C Shares Available at Merrill Lynch:

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

• Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

• Shares acquired through a right of reinstatement

• Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

• Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge

• Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distributions

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through an OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).

• A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

• Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

• Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus

• Shares sold due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

• Breakpoints as described in this prospectus

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser’s household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, Fidelity, Destiny, Fidelity Advisor, Fidelity Advisor Money Line, and Directed Dividends are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, Fidelity Freedom 2050 Composite Index, Fidelity Freedom 2055 Composite Index, Fidelity Freedom 2060 Composite Index, and Fidelity Freedom 2065 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.777735.126	AFF-PRO-0522-01

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Class/Ticker
Z6/FEGLX
Fidelity Advisor Freedom® 2005 Fund
Class/Ticker
Z6/FYGLX
Fidelity Advisor Freedom® 2010 Fund
Class/Ticker
Z6/FUGLX
Fidelity Advisor Freedom® 2015 Fund
Class/Ticker
Z6/FIGLX
Fidelity Advisor Freedom® 2020 Fund
Class/Ticker
Z6/FOGLX
Fidelity Advisor Freedom® 2025 Fund
Class/Ticker
Z6/FPGLX
Fidelity Advisor Freedom® 2030 Fund
Class/Ticker
Z6/FDGLX
Fidelity Advisor Freedom® 2035 Fund
Class/Ticker
Z6/FHGLX
Fidelity Advisor Freedom® 2040 Fund
Class/Ticker
Z6/FKGLX
Fidelity Advisor Freedom® 2045 Fund
Class/Ticker
Z6/FCGLX
Fidelity Advisor Freedom® 2050 Fund
Class/Ticker
Z6/FVGLX
Fidelity Advisor Freedom® 2055 Fund
Class/Ticker
Z6/FBGLX
Fidelity Advisor Freedom® 2060 Fund
Class/Ticker
Z6/FNGLX
Fidelity Advisor Freedom® 2065 Fund
Class/Ticker
Z6/FDFRX

Prospectus

May 28, 2022

As Revised July 15, 2022

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® Income Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.37%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.37%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$38
3 years	$119
5 years	$208
10 years	$468

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a stable neutral asset allocation strategy. A revised neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in inflation-protected bond funds, and 10% in short-term funds) is expected to take effect by the end of the third quarter of 2022. Fidelity Management & Research Company LLC (the Adviser) has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Income Risk. A low or negative interest rate environment can adversely affect an underlying fund’s yield.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.39%	June 30, 2020
Lowest Quarter Return	(4.73)%	March 31, 2020
Year-to-Date Return	(4.18)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	3.22%	5.38%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.31%
Fidelity Freedom Income Composite Index℠ (reflects no deduction for fees or expenses)	3.09%	5.40%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2005 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.37%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.37%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$38
3 years	$119
5 years	$208
10 years	$468

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2005. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Income Risk. A low or negative interest rate environment can adversely affect an underlying fund’s yield.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.48%	June 30, 2020
Lowest Quarter Return	(6.20)%	March 31, 2020
Year-to-Date Return	(4.31)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	3.87%	6.05%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.31%
Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees or expenses)	3.80%	6.10%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2010 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.38%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.38%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$39
3 years	$122
5 years	$213
10 years	$480

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.12%	June 30, 2020
Lowest Quarter Return	(8.26)%	March 31, 2020
Year-to-Date Return	(4.82)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	5.55%	7.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.31%
Fidelity Freedom 2010 Composite Index℠ (reflects no deduction for fees or expenses)	5.40%	7.15%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2015 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.40%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.40%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$41
3 years	$128
5 years	$224
10 years	$505

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.78%	June 30, 2020
Lowest Quarter Return	(10.32)%	March 31, 2020
Year-to-Date Return	(5.21)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	7.18%	8.20%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.31%
Fidelity Freedom 2015 Composite Index℠ (reflects no deduction for fees or expenses)	7.04%	8.20%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2020 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.42%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$43
3 years	$135
5 years	$235
10 years	$530

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.34%	June 30, 2020
Lowest Quarter Return	(12.24)%	March 31, 2020
Year-to-Date Return	(5.63)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	8.84%	9.15%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.31%
Fidelity Freedom 2020 Composite Index℠ (reflects no deduction for fees or expenses)	8.68%	9.14%

(a)From June 6, 2017

Effective October 1, 2021, the fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index rather than the S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2025 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.44%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.44%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$45
3 years	$141
5 years	$246
10 years	$555

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.50%	June 30, 2020
Lowest Quarter Return	(13.73)%	March 31, 2020
Year-to-Date Return	(5.90)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	10.02%	9.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	9.85%	9.85%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2030 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.45%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.46%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$47
3 years	$148
5 years	$258
10 years	$579

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.28%	June 30, 2020
Lowest Quarter Return	(15.82)%	March 31, 2020
Year-to-Date Return	(6.03)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	11.34%	10.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2030 Composite Index℠ (reflects no deduction for fees or expenses)	11.17%	10.85%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2035 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.48%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$49
3 years	$154
5 years	$269
10 years	$604

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.67%	June 30, 2020
Lowest Quarter Return	(19.03)%	March 31, 2020
Year-to-Date Return	(6.29)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	14.09%	12.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2035 Composite Index℠ (reflects no deduction for fees or expenses)	14.02%	12.24%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2040 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$280
10 years	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.00%	June 30, 2020
Lowest Quarter Return	(20.62)%	March 31, 2020
Year-to-Date Return	(6.41)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	16.25%	13.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2040 Composite Index℠ (reflects no deduction for fees or expenses)	16.17%	13.03%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2045 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$280
10 years	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.98%	June 30, 2020
Lowest Quarter Return	(20.60)%	March 31, 2020
Year-to-Date Return	(6.40)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	16.24%	13.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2045 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.03%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2050 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$280
10 years	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.85%	June 30, 2020
Lowest Quarter Return	(20.54)%	March 31, 2020
Year-to-Date Return	(6.46)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	16.22%	13.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2050 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.03%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2055 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$280
10 years	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.99%	June 30, 2020
Lowest Quarter Return	(20.56)%	March 31, 2020
Year-to-Date Return	(6.41)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	16.22%	13.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2055 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.03%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2060 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$280
10 years	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.92%	June 30, 2020
Lowest Quarter Return	(20.58)%	March 31, 2020
Year-to-Date Return	(6.46)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	16.22%	13.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.01%
Fidelity Freedom 2060 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	13.03%

(a)From June 6, 2017

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since August 2014.

Brett Sumsion (co-manager) has managed the fund since August 2014.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2065 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)Adjusted to reflect current fees.

(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$280
10 years	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China. Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.84%	June 30, 2020
Lowest Quarter Return	(20.63)%	March 31, 2020
Year-to-Date Return	(6.42)%	March 31, 2022

Average Annual Returns
For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class Z6	16.24%	17.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	23.24%
Fidelity Freedom 2065 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	16.69%

(a)From June 28, 2019

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employer-sponsored retirement plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, Fidelity Advisor Freedom® 2060 Fund, and Fidelity Advisor Freedom® 2065 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

The Adviser invests each fund's assets primarily in a combination of Fidelity® funds: U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Advisor Freedom® Income Fund) according to a neutral asset allocation strategy that adjusts over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Advisor Freedom® 2065 Fund, which is designed for investors planning to retire around the year 2065 and at or around age 65, has a neutral asset allocation, with a substantial portion of its assets invested in U.S. equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Advisor Freedom® 2005 Fund, which has reached its target retirement year, has a neutral asset allocation, with a modest portion of its assets invested in U.S. equity and international equity funds and a substantial portion of its assets invested in bond funds and short-term funds.

Fidelity Advisor Freedom® Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds, but also includes an allocation to U.S. equity funds and international equity funds.

The neutral asset allocation shown in the glide path in each fund summary (except Fidelity Advisor Freedom® Income Fund) depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds and represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease a fund's asset class exposures relative to its neutral asset allocation by up to 10% for equity funds, bond funds and short-term funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. At no time, however, will a fund's investments in equity funds exceed 99%. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to-middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

The Adviser may buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund's allocation in one or more asset classes. Cash and other short-term instruments used to collateralize futures contracts are included in the short-term funds asset class.

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook were to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10% from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to U.S. and/or international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying U.S. and/or international equity funds and/or short-term funds.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Advisor Freedom® Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation (except Fidelity Advisor Freedom® Income Fund) is expected to change over time. The funds' actual asset allocations may differ from this illustration. The Adviser may modify each fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for each fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.

When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds. Although the underlying Fidelity® funds are categorized generally as U.S. equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of international and U.S. issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each Fidelity Advisor Freedom® Fund will purchase Class I shares of any underlying Fidelity® fund that offers Advisor classes of shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time. Visit each fund’s website for more information about the fund’s approximate asset allocation to each underlying Fidelity® fund. The Adviser may change these allocations over time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' statement of additional information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus. A copy of any underlying Fidelity® fund's prospectus is available at www.fidelity.com or institutional.fidelity.com.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The Adviser will continue to invest each fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loans. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities. Some countries experience low or negative interest rates from time to time, which may magnify interest rate risk for the market as a whole and for a fund. The discontinuation and replacement of London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) and other benchmark rates may have a significant impact on the financial markets and may adversely impact a fund’s performance.

Income Risk. An underlying fund’s income, or yield, is based on short-term interest rates, which can fluctuate significantly over short periods. A low or negative interest rate environment can adversely affect an underlying fund’s yield and, depending on its duration and severity, could prevent an underlying fund from providing a positive yield and/or maintaining a stable $1.00 share price. In addition, an underlying fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. From time to time, the Adviser may reimburse expenses or waive fees for a class of an underlying fund in order to avoid a negative yield, but there is no guarantee that the class or fund will be able to avoid a negative yield.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Currency Exposure. Because an underlying fund is normally heavily exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging markets countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the underlying fund's investment performance.

Special Considerations regarding China. The Chinese economy is dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. The willingness and ability of the Chinese government to support the Chinese economy and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China's key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE's arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. Thus, limiting the remedies and rights of investors such as the fund. If these risks materialize, the value of investments in VIEs could be adversely affected and a fund could incur significant losses with no recourse available.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of Real Estate Investment Trusts (REITs) can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. An underlying fund may invest a portion of its assets in a wholly-owned subsidiary (the Subsidiary). The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the component securities. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

Passive Management Risk. Some of the underlying funds in which each fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an underlying index fund’s index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

Leverage Risk. Derivatives and forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity-linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on an underlying fund.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject an underlying fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that are tailored to the issuing banking institution and its regulatory requirements. Contingent convertibles may have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Contingent convertibles will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. In the event of liquidation, dissolution or winding-up of an issuer prior to a conversion, the rights and claims of the holders of the contingent convertibles against the issuer will generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the contingent convertibles are converted into the issuer's underlying equity securities following a conversion event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

You may buy or sell shares through a retirement account.

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs.

Investors eligible to purchase Class Z6 shares may also be eligible to purchase other classes of shares of a fund that are not offered through this prospectus. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus, and may have higher expenses than Class Z6 shares.

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

A fund will automatically convert your class of shares of the fund that is not offered through this prospectus to Class Z6 shares if Class Z6 of the fund is available under your plan.

A fund may convert your Class Z6 shares to another class of shares of the fund if your plan is no longer eligible to offer Class Z6. Information on the other classes of shares of the fund can be found in that class's prospectus. Investors will be notified in writing before any such conversion to another class of shares of the fund.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class Z6 shareholder, you have the privilege of exchanging Class Z6 shares for Class Z6 shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z6 shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the SAI or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z6 shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of each fund has different expenses and features and may have higher expenses than Class Z6 shares. Information on the other class(es) of shares of each fund, including any class expenses and features, can be found in the applicable class’s prospectus. Please contact your investment professional for more information.

Account Policies

The following apply to you as a shareholder. Visit institutional.fidelity.com or contact your investment professional for more information.

Combination with Fidelity Advisor Freedom® Income Fund. Each fund may be combined with Fidelity Advisor Freedom® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Advisor Freedom® Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Advisor Freedom® Income Fund normally pays dividends monthly (except January) and capital gain distributions in May and December.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

Taxes on Distributions

Distributions by each fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2021, the Adviser had approximately $3.6 trillion in discretionary assets under management, and approximately $4.5 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund and is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since June 2011 (other than Fidelity Advisor Freedom® 2060 Fund and Fidelity Advisor Freedom® 2065 Fund). He has managed Fidelity Advisor Freedom® 2060 Fund since August 2014 and Fidelity Advisor Freedom® 2065 Fund since June 2019. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014 (other than Fidelity Advisor Freedom® 2060 Fund and Fidelity Advisor Freedom® 2065 Fund). He has managed Fidelity Advisor Freedom® 2060 Fund since August 2014 and Fidelity Advisor Freedom® 2065 Fund since June 2019. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each class of each fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class that is set by referring to the fund’s target date such that the management fees applicable to each class of the fund are reduced as the fund approaches, and then passes, its target date.

A different all-inclusive management fee rate is applicable to each class of a fund. Such fee is subject to the expense contract arrangements discussed in greater detail under “Management Contracts – Management-Related Expenses” in the SAI. The difference between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with limited exceptions.

The net management fee, as a percentage of each class's average net assets, for the fiscal year ended March 31, 2022, for each fund, after taking into effect an expense contract for the class, is shown in the following table.

Class Z6
Fidelity Advisor Freedom® Income Fund	0.37%
Fidelity Advisor Freedom® 2005 Fund	0.37%
Fidelity Advisor Freedom® 2010 Fund	0.38%
Fidelity Advisor Freedom® 2015 Fund	0.40%
Fidelity Advisor Freedom® 2020 Fund	0.42%
Fidelity Advisor Freedom® 2025 Fund	0.44%
Fidelity Advisor Freedom® 2030 Fund	0.46%
Fidelity Advisor Freedom® 2035 Fund	0.48%
Fidelity Advisor Freedom® 2040 Fund	0.49%
Fidelity Advisor Freedom® 2045 Fund	0.49%
Fidelity Advisor Freedom® 2050 Fund	0.49%
Fidelity Advisor Freedom® 2055 Fund	0.49%
Fidelity Advisor Freedom® 2060 Fund	0.49%
Fidelity Advisor Freedom® 2065 Fund	0.49%

Effective April 1, 2022, the net management fee, as a percentage of each class's average net assets, for each fund, after taking into effect an expense contract for the class, is set forth in the table below.

Class Z6
Fidelity Advisor Freedom® Income Fund	0.37%
Fidelity Advisor Freedom® 2005 Fund	0.37%
Fidelity Advisor Freedom® 2010 Fund	0.38%
Fidelity Advisor Freedom® 2015 Fund	0.40%
Fidelity Advisor Freedom® 2020 Fund	0.42%
Fidelity Advisor Freedom® 2025 Fund	0.44%
Fidelity Advisor Freedom® 2030 Fund	0.45%
Fidelity Advisor Freedom® 2035 Fund	0.47%
Fidelity Advisor Freedom® 2040 Fund	0.49%
Fidelity Advisor Freedom® 2045 Fund	0.49%
Fidelity Advisor Freedom® 2050 Fund	0.49%
Fidelity Advisor Freedom® 2055 Fund	0.49%
Fidelity Advisor Freedom® 2060 Fund	0.49%
Fidelity Advisor Freedom® 2065 Fund	0.49%

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2021.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class Z6 shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Class Z6 shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Distribution and Service Plan(s)

Class Z6 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its revenues, including management fees paid to the Adviser by Class Z6, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class Z6 shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has not authorized such payments for Class Z6.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Class Z6's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.52	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B,C	.28	.13	.22	.23	.27
Net realized and unrealized gain (loss)	(.34)	1.31	(.06)D	.13	.03
Total from investment operations	(.06)	1.44	.16	.36	.30
Distributions from net investment income	(.27)	(.14)	(.22)	(.24)	(.16)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.19)
Total distributions	(.61)	(.44)	(.42)	(.62)	(.35)
Net asset value, end of period	$10.85	$11.52	$10.52	$10.78	$11.04
Total ReturnE,F	(.71)%	13.87%	1.38%D	3.48%	2.69%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.36%I	.37%	.36%I	.37%	.37%J
Expenses net of fee waivers, if any	.36%I	.37%	.36%I	.37%	.37%J
Expenses net of all reductions	.36%I	.37%	.36%I	.37%	.37%J
Net investment income (loss)	2.46%	1.15%	1.99%	2.19%	2.92%J
Supplemental Data
Net assets, end of period (000 omitted)	$13,984	$23,587	$21,248	$25,022	$1,693
Portfolio turnover rateK	47%	29%	25%	36%	21%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04	$10.90	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.23	.25	.13
Net realized and unrealized gain (loss)	(.32)	1.65	(.16)	.13	.33
Total from investment operations	(.03)	1.79	.07	.38	.46
Distributions from net investment income	(.31)	(.16)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.31)
Total distributions	(.90)	(.65)	(.59)	(.96)	(.50)
Net asset value, end of period	$11.11	$12.04	$10.90	$11.42	$12.00
Total ReturnD,E	(.52)%	16.72%	.35%	3.53%	3.78%
Ratios to Average Net AssetsF,G,C
Expenses before reductions	.36%H	.37%	.37%	.37%	.39%H,I
Expenses net of fee waivers, if any	.36%H	.37%	.37%	.37%	.39%H,I
Expenses net of all reductions	.36%H	.37%	.37%	.37%	.39%H,I
Net investment income (loss)	2.42%	1.16%	1.97%	2.16%	1.30%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,722	$4,404	$2,652	$1,849	$1,408
Portfolio turnover rateJ	45%	31%	28%	28%	20%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$10.99	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B,C	.30	.14	.23	.25	.05
Net realized and unrealized gain (loss)	(.27)	2.19	(.31)	.15	.53
Total from investment operations	.03	2.33	(.08)	.40	.58
Distributions from net investment income	(.32)	(.17)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.42)
Total distributions	(1.12)	(.78)	(.74)D	(1.06)	(.61)D
Net asset value, end of period	$11.45	$12.54	$10.99	$11.81	$12.47
Total ReturnE,F	(.10)%	21.67%	(1.01)%	3.66%	4.62%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.38%	.38%	.39%	.39%	.41%I,J
Expenses net of fee waivers, if any	.38%	.38%	.39%	.39%	.41%I,J
Expenses net of all reductions	.38%	.38%	.39%	.39%	.41%I,J
Net investment income (loss)	2.43%	1.18%	1.94%	2.13%	.45%J
Supplemental Data
Net assets, end of period (000 omitted)	$20,054	$12,643	$8,352	$6,566	$4,744
Portfolio turnover rateK	37%	26%	23%	24%	20%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$10.78	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B,C	.30	.14	.23	.25	.18
Net realized and unrealized gain (loss)	(.21)	2.66	(.45)	.16	.51
Total from investment operations	.09	2.80	(.22)	.41	.69
Distributions from net investment income	(.32)	(.17)	(.25)	(.27)	(.21)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.47)
Total distributions	(1.29)	(.92)	(.87)	(1.21)	(.68)
Net asset value, end of period	$11.46	$12.66	$10.78	$11.87	$12.67
Total ReturnD,E	.31%	26.84%	(2.40)%	3.81%	5.42%
Ratios to Average Net AssetsF,G,C
Expenses before reductions	.40%	.40%	.41%	.41%	.43%H,I
Expenses net of fee waivers, if any	.40%	.40%	.41%	.41%	.43%H,I
Expenses net of all reductions	.40%	.40%	.41%	.41%	.43%H,I
Net investment income (loss)	2.42%	1.19%	1.90%	2.11%	1.75%I
Supplemental Data
Net assets, end of period (000 omitted)	$34,218	$28,215	$15,400	$16,536	$12,903
Portfolio turnover rateJ	35%	27%	22%	21%	19%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$11.69	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B,C	.34	.16	.25	.28	.08
Net realized and unrealized gain (loss)	(.18)	3.45	(.65)	.17	.75
Total from investment operations	.16	3.61	(.40)	.45	.83
Distributions from net investment income	(.35)	(.18)	(.27)	(.30)	(.23)
Distributions from net realized gain	(1.17)	(.85)	(.68)	(.92)	(.41)
Total distributions	(1.52)	(1.04)D	(.95)	(1.22)	(.64)
Net asset value, end of period	$12.90	$14.26	$11.69	$13.04	$13.81
Total ReturnE,F	.69%	31.94%	(3.72)%	3.76%	6.08%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.42%	.42%	.43%	.43%	.45%I,J
Expenses net of fee waivers, if any	.42%	.42%	.43%	.43%	.45%I,J
Expenses net of all reductions	.42%	.42%	.43%	.43%	.45%I,J
Net investment income (loss)	2.44%	1.20%	1.88%	2.10%	.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$112,829	$94,399	$57,497	$45,686	$29,132
Portfolio turnover rateK	34%	26%	25%	22%	20%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$11.62	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B,C	.36	.16	.24	.27	.10
Net realized and unrealized gain (loss)	(.15)	3.87	(.77)	.18	.80
Total from investment operations	.21	4.03	(.53)	.45	.90
Distributions from net investment income	(.36)	(.18)	(.26)	(.29)	(.22)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.93)	(.36)
Total distributions	(1.37)D	(.94)	(.93)	(1.22)	(.58)
Net asset value, end of period	$13.55	$14.71	$11.62	$13.08	$13.85
Total ReturnE,F	1.07%	35.82%	(4.72)%	3.85%	6.61%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.44%	.44%	.45%	.45%	.47%I,J
Expenses net of fee waivers, if any	.44%	.44%	.45%	.45%	.47%I,J
Expenses net of all reductions	.44%	.44%	.45%	.45%	.47%I,J
Net investment income (loss)	2.45%	1.21%	1.85%	2.07%	.89%J
Supplemental Data
Net assets, end of period (000 omitted)	$194,996	$144,871	$77,638	$56,103	$24,926
Portfolio turnover rateK	36%	28%	29%	24%	23%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.03	$12.24	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B,C	.39	.18	.26	.29	.16
Net realized and unrealized gain (loss)	(.08)	4.68	(1.01)	.19	.99
Total from investment operations	.31	4.86	(.75)	.48	1.15
Distributions from net investment income	(.39)	(.19)	(.25)	(.30)	(.23)
Distributions from net realized gain	(1.15)	(.88)	(.81)	(1.15)	(.42)
Total distributions	(1.54)	(1.07)	(1.06)	(1.46)D	(.65)
Net asset value, end of period	$14.80	$16.03	$12.24	$14.05	$15.03
Total ReturnE,F	1.56%	41.14%	(6.16)%	3.84%	7.90%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.46%	.46%	.47%	.47%	.49%I,J
Expenses net of fee waivers, if any	.46%	.46%	.47%	.47%	.49%I,J
Expenses net of all reductions	.46%	.46%	.47%	.47%	.49%I,J
Net investment income (loss)	2.45%	1.22%	1.82%	2.05%	1.29%J
Supplemental Data
Net assets, end of period (000 omitted)	$226,612	$174,248	$83,686	$60,480	$26,854
Portfolio turnover rateK	31%	29%	33%	22%	25%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$11.53	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B,C	.38	.17	.23	.26	.12
Net realized and unrealized gain (loss)	.08	5.43	(1.28)	.16	1.15
Total from investment operations	.46	5.60	(1.05)	.42	1.27
Distributions from net investment income	(.37)D	(.17)	(.23)	(.29)	(.22)
Distributions from net realized gain	(1.20)D	(.81)	(.86)	(1.22)	(.38)
Total distributions	(1.56)E	(.99)E	(1.09)	(1.50)E	(.59)E
Net asset value, end of period	$15.04	$16.14	$11.53	$13.67	$14.75
Total ReturnF,G	2.48%	50.43%	(8.74)%	3.65%	9.03%
Ratios to Average Net AssetsH,I,C
Expenses before reductions	.48%	.48%	.49%	.49%	.51%J,K
Expenses net of fee waivers, if any	.48%	.48%	.49%	.49%	.51%J,K
Expenses net of all reductions	.48%	.48%	.49%	.49%	.51%J,K
Net investment income (loss)	2.35%	1.18%	1.73%	1.90%	.97%K
Supplemental Data
Net assets, end of period (000 omitted)	$222,126	$150,227	$63,792	$45,355	$15,784
Portfolio turnover rateL	27%	27%	33%	23%	23%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns for periods of less than one year are not annualized.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$12.13	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B,C	.41	.17	.24	.28	.18
Net realized and unrealized gain (loss)	.24	6.38	(1.57)	.17	1.20
Total from investment operations	.65	6.55	(1.33)	.45	1.38
Distributions from net investment income	(.41)	(.18)	(.24)	(.30)	(.23)
Distributions from net realized gain	(1.38)	(.85)	(.90)	(1.31)	(.42)
Total distributions	(1.79)	(1.04)D	(1.14)	(1.61)	(.66)D
Net asset value, end of period	$16.50	$17.64	$12.13	$14.60	$15.76
Total ReturnE,F	3.31%	56.14%	(10.24)%	3.64%	9.12%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.49%	.49%	.49%	.49%	.51%I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.51%I,J
Expenses net of all reductions	.49%	.49%	.49%	.49%	.51%I,J
Net investment income (loss)	2.32%	1.12%	1.67%	1.87%	1.39%J
Supplemental Data
Net assets, end of period (000 omitted)	$200,666	$140,291	$57,216	$41,066	$11,861
Portfolio turnover rateK	26%	25%	31%	21%	23%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$9.48	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B,C	.32	.14	.19	.22	.15
Net realized and unrealized gain (loss)	.19	4.99	(1.23)	.12	.92
Total from investment operations	.51	5.13	(1.04)	.34	1.07
Distributions from net investment income	(.32)	(.15)	(.19)	(.24)	(.18)
Distributions from net realized gain	(1.05)	(.59)	(.69)	(.99)	(.26)
Total distributions	(1.37)	(.73)D	(.87)D	(1.23)	(.44)
Net asset value, end of period	$13.02	$13.88	$9.48	$11.39	$12.28
Total ReturnE,F	3.32%	56.12%	(10.22)%	3.58%	9.15%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.49%	.49%	.49%	.50%I	.51%I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%I	.51%I,J
Expenses net of all reductions	.49%	.49%	.49%	.50%I	.51%I,J
Net investment income (loss)	2.33%	1.12%	1.70%	1.88%	1.50%J
Supplemental Data
Net assets, end of period (000 omitted)	$171,735	$113,839	$44,798	$31,493	$9,112
Portfolio turnover rateK	27%	25%	30%	22%	21%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.87	$9.48	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B,C	.33	.14	.19	.22	.23
Net realized and unrealized gain (loss)	.18	4.98	(1.22)	.12	.83
Total from investment operations	.51	5.12	(1.03)	.34	1.06
Distributions from net investment income	(.33)	(.15)	(.18)	(.24)	(.17)
Distributions from net realized gain	(1.02)	(.58)	(.68)	(.97)	(.24)
Total distributions	(1.35)	(.73)	(.86)	(1.21)	(.41)
Net asset value, end of period	$13.03	$13.87	$9.48	$11.37	$12.24
Total ReturnD,E	3.30%	56.00%	(10.14)%	3.55%	9.15%
Ratios to Average Net AssetsF,G,C
Expenses before reductions	.49%	.49%	.49%	.50%H	.51%H,I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%H	.51%H,I
Expenses net of all reductions	.49%	.49%	.49%	.50%H	.51%H,I
Net investment income (loss)	2.33%	1.13%	1.70%	1.88%	2.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$146,454	$99,092	$33,835	$21,893	$5,410
Portfolio turnover rateJ	26%	24%	32%	23%	20%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$10.55	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B,C	.36	.15	.22	.24	.47
Net realized and unrealized gain (loss)	.21	5.57	(1.38)	.15	.69
Total from investment operations	.57	5.72	(1.16)	.39	1.16
Distributions from net investment income	(.36)	(.17)	(.21)	(.26)	(.19)
Distributions from net realized gain	(1.12)	(.59)	(.71)	(.93)	(.18)
Total distributions	(1.48)	(.76)	(.91)D	(1.19)	(.37)
Net asset value, end of period	$14.60	$15.51	$10.55	$12.62	$13.42
Total ReturnE,F	3.30%	56.14%	(10.22)%	3.59%	9.16%
Ratios to Average Net AssetsG,H,C
Expenses before reductions	.49%	.49%	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%	.49%	.49%	.50%I	.50%I,J
Net investment income (loss)	2.34%	1.14%	1.73%	1.91%	4.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$104,160	$61,302	$23,906	$12,968	$3,116
Portfolio turnover rateK	28%	23%	35%	27%	18%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$9.53	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B,C	.34	.14	.20	.23	.33
Net realized and unrealized gain (loss)	.17	5.04	(1.25)	.13	.69
Total from investment operations	.51	5.18	(1.05)	.36	1.02
Distributions from net investment income	(.32)D	(.15)	(.19)	(.22)	(.16)
Distributions from net realized gain	(.95)D	(.48)	(.60)	(.68)	(.13)
Total distributions	(1.27)	(.63)	(.78)E	(.90)	(.28)E
Net asset value, end of period	$13.32	$14.08	$9.53	$11.36	$11.90
Total ReturnF,G	3.23%	56.12%	(10.24)%	3.63%	9.14%
Ratios to Average Net AssetsH,I,C
Expenses before reductions	.49%	.49%	.50%	.50%J	.50%J,K
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%J	.50%J,K
Expenses net of all reductions	.49%	.49%	.50%	.50%J	.50%J,K
Net investment income (loss)	2.37%	1.15%	1.75%	1.98%	3.41%K
Supplemental Data
Net assets, end of period (000 omitted)	$45,511	$22,148	$6,468	$2,493	$802
Portfolio turnover rateL	28%	24%	31%	27%	16%

AFor the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns for periods of less than one year are not annualized.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom 2065 Fund Class Z6

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.32	.14	.15
Net realized and unrealized gain (loss)	.14D	4.55	(1.47)
Total from investment operations	.46	4.69	(1.32)
Distributions from net investment income	(.29)	(.13)	(.14)
Distributions from net realized gain	(.63)	(.21)	(.04)
Total distributions	(.92)	(.34)	(.18)
Net asset value, end of period	$12.39	$12.85	$8.50
Total ReturnE	3.27%	55.97%	(13.58)%
Ratios to Average Net AssetsF,G,C
Expenses before reductions	.49%	.49%	.50%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%H,I
Expenses net of all reductions	.49%	.49%	.50%H,I
Net investment income (loss)	2.44%	1.22%	2.11%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,499	$2,527	$905
Portfolio turnover rateJ	29%	31%	33%I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Additional Index Information

Each ofFidelity Freedom Income Composite Index℠, Fidelity Freedom 2005 Composite Index℠, Fidelity Freedom 2010 Composite Index℠, Fidelity Freedom 2015 Composite Index℠, Fidelity Freedom 2020 Composite Index℠, Fidelity Freedom 2025 Composite Index℠, Fidelity Freedom 2030 Composite Index℠, Fidelity Freedom 2035 Composite Index℠, Fidelity Freedom 2040 Composite Index℠, Fidelity Freedom 2045 Composite Index℠, Fidelity Freedom 2050 Composite Index℠, Fidelity Freedom 2055 Composite Index℠, Fidelity Freedom 2060 Composite Index℠, Fidelity Freedom 2065 Composite Index℠ is a customized blend of the following unmanaged indexes: Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD), Bloomberg U.S. 3-6 Month Treasury Bill Index, Bloomberg U.S. Long Treasury Bond Index, Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 5+ Years Index, Dow Jones U.S. Total Stock Market Index℠, and MSCI All Country World ex U.S. Index (Net MA). The index weightings are adjusted monthly to reflect each fund’s changing asset allocations. The compositions differed in periods prior to September 1, 2021.

Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate pass-throughs), asset-backed securities and collateralised mortgage-backed securities (agency and non-agency).

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, Fidelity Freedom 2050 Composite Index, Fidelity Freedom 2055 Composite Index, Fidelity Freedom 2060 Composite Index, and Fidelity Freedom 2065 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

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